[front cover]

September 30, 2002

American Century
Semiannual Report

[photo]

Diversified Bond

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Turn to the inside back cover to see a list of American Century funds classified by objective and risk.

Our Message to You
[photo]

James E. Stowers, Jr. with James E. Stowers III.

The six months ended September 30, 2002, saw investors in the U.S. grow increasingly risk-averse as they responded to unsettling geopolitical, economic, and corporate news. Events included a wave of corporate bankruptcies and accounting scandals;  signs from various economic indices that the recovery from last year's recession was slowing; escalating violence in the Middle East; and
steps toward renewed hostilities with Iraq.

Reactions to this news in the U.S. financial markets included historically low short-term interest rates (as the Federal Reserve left its overnight interest rate target at 1.75% to boost  the economy), increased bond issuance (to take advantage of low interest rates and offset growing federal and state deficits), and an extended stock market sell-off (the major U.S. stock indices fell around
30% to five-year lows). Asset allocation shifts by wary investors boosted
"safe-haven" investments--like high-quality bonds--and undermined the stock market. In that environ- ment, American Century Diversified Bond posted a positive return.

Turning to administrative matters, the senior leadership team for American
Century Investment Management (ACIM) was realigned recently. Over the summer,
Randy Merk, president and chief investment officer (CIO) of ACIM, resigned to pursue other opportunities. Mark Mallon, CIO of ACIM's value/quantitative equity group, was appointed to the ACIM CIO position, and Bill Lyons, president and CEO of American Century Companies, became ACIM president as well.

Lyons' additional responsibilities as ACIM president create a structure that should help provide investors with superior service. "This move aligns overall company operations more closely with investment management," says Lyons. "Mark will make sure our investment professionals can stay focused on performance, and
I will make sure that ACIM works in an integrated fashion with the other important parts of our business."

Amid the many challenges we face as citizens and investors, we appreciate your continued confidence in American Century.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

DIVERSIFIED BOND

FINANCIAL STATEMENTS

OTHER INFORMATION
Proxy Voting Results ......................................................   19
Share Class and Retirement Account Information ............................   20
Background Information

Diversified Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
                                                  DIVERSIFIED   LEHMAN AGGREGATE
                                                     BOND          BOND INDEX
--------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 12/3/01)
--------------------------------------------------------------------------------
   6 months(1)                                       6.78%           8.45%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   Life of Investor Class(1)                         5.72%           7.86%(2)
--------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 12/3/01)
--------------------------------------------------------------------------------
   6 months(1)                                       6.64%           8.45%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   Life of Advisor Class(1)                          5.50%           7.86%(2)
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS (INCEPTION 4/1/93)
--------------------------------------------------------------------------------
   6 months(1)                                       6.88%           8.45%
--------------------------------------------------------------------------------
   1 Year                                            6.59%           8.60%
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
   3 Years                                           8.54%           9.48%
--------------------------------------------------------------------------------
   5 Years                                           6.99%           7.83%
--------------------------------------------------------------------------------
   Life of Institutional Class                       6.62%           7.29%(3)
--------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  Since 11/30/01, the date nearest the class's inception for which data are available.

(3)  Since 3/31/93, the date nearest the class's inception for which data are available.

See pages 20-23 for information about share classes, returns, and the comparative index.

GROWTH OF $10,000 OVER LIFE OF INVESTOR CLASS

$10,000 investment made December 3, 2001*

* Fund data from 12/3/01, the Investor Class's inception date. Index data from
  11/30/01, the date nearest the Investor Class's inception for which data are available.

The table and graph on this page give historical return data for Diversified
Bond. Returns for the Lehman Aggregate Bond Index are provided for comparison.
Diversified Bond's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. The graph is based on Investor Class shares only; performance for other classes will vary due to differences in fee structures (see the Total
Returns table). Past performance does not guarantee future results. Neither the table nor the graph reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                                                                          -----
                                                                          1

Diversified Bond - Portfolio Commentary

By Jeff Houston, portfolio manager

INVESTMENT-GRADE BOND PRICES ROSE AND YIELDS FELL

Weaker-than-expected economic conditions and a declining stock market helped diversified, investment-grade U.S. bond portfolios like Diversified Bond perform well in the six months ended September 30, 2002. Demand from investors fleeing riskier sectors  of the financial markets boosted  high-quality bond prices and forced yields lower.

TREASURYS TRIUMPHED AS THE  ECONOMY FALTERED

Though the rebound from the 2001 recession continued during the period, the rate of recovery was uneven, and appeared to stall at the end. This was in marked contrast to the first quarter of 2002, when the economy leapt forward at a 5%
annual pace. At the start of the year, many predicted a robust economic recovery that would result in falling bond prices and higher yields.

Instead, the economy decelerated sharply after the first quarter, dragged down by escalating geopolitical tensions, more disclosures of corporate misbehavior, uninspiring company earnings, and weak business spending. High-quality bond portfolios posted gains, boosted by a powerful Treasury market rally as investors sold stocks and sought the relative safety of government debt. The
10-year Treasury note returned 17.83% as its yield fell from 5.40% to 3.60%, its lowest level since the Eisenhower administration.

MORTGAGE & CORPORATE  SECURITIES LAGGED

Returns for portfolios like Diversified Bond were tempered somewhat by the performance of mortgage-backed securities (MBS) and corporate debt. The fixed-rate MBS component of Diversified Bond's benchmark (the Lehman Brothers
Aggregate Bond Index) returned 6.24% for the six-month period compared with
8.45% for the benchmark as a whole. MBS lagged as mortgage interest rates dipped below 6%, prompting a big wave of mortgage refinancings (and prepayments to MBS investors) that eroded returns.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                                    AS OF 9/30/02
--------------------------------------------------------------------------------
Net Assets                                        $426.4 million(1)
--------------------------------------------------------------------------------
                                            9/30/02               3/31/02
--------------------------------------------------------------------------------
Weighted Average
Maturity                                    6.0 yrs               6.8 yrs
--------------------------------------------------------------------------------
Average Duration                            4.1 yrs               4.7 yrs
--------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                             0.64%(2)              0.63%(2)
--------------------------------------------------------------------------------

(1)  Includes Investor, Advisor, and Institutional Classes.

(2)  Annualized.

YIELDS AS OF SEPTEMBER 30, 2002
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor Class                                          4.62%
--------------------------------------------------------------------------------
Advisor Class                                           4.37%
--------------------------------------------------------------------------------
Institutional Class                                     4.82%
--------------------------------------------------------------------------------

Investment terms are defined in the Glossary on pages 22-24.        (continued)

-----
    2

Diversified Bond - Portfolio Commentary

The corporate component of the Lehman Aggregate returned 7.04%, held back initially by the wave of corporate scandals disclosed in July. Passing the SEC's
August 14 corporate disclosure and affirmation deadline without major new disclosures helped bolster the sector, allowing investors to focus more on the wide spreads (differences) between Treasury and corporate yields. Relatively high corporate yields made corporates look more attractive, boosting demand.

TREASURY UNDERWEIGHT HURT RELATIVE PERFORMANCE

We--like many other investment managers--anticipated a stronger economy and weaker bond market this year. As a result, we underweighted Treasurys (vs. the
Lehman Aggregate) and overweighted higher-yielding/ lower-duration sectors (MBS and corporates). Those weightings, as well as a slightly shorter duration, caused the portfolio to lag the index for the  six months (see page 1).

Additional underperformance resulted from exposure--though limited--to troubled telecom and merchant energy names like WorldCom and Williams, which were negatively affected by corporate governance issues. We worked to increase our corporate diversification to further limit the impact of any future corporate misdeeds.

HIGH-QUALITY BONDS STILL HOLD ALLURE IN UNCERTAIN ENVIRONMENT

Recognizing that the markets could continue to be governed by uncertainty (which is favorable for high-quality bonds) until the Iraq situation is closer to resolution, we increased the portfolio's Treasury holdings. This wasn't a big move--Treasurys remained underweight compared with the Lehman Aggregate--but the change acknowledged that the recovery has decelerated and could be delayed further.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                                % OF FUND INVESTMENTS
--------------------------------------------------------------------------------
                                             AS OF                 AS OF
                                            9/30/02               3/31/02
--------------------------------------------------------------------------------
AAA                                          75%                   73%
--------------------------------------------------------------------------------
AA                                            3%                    4%
--------------------------------------------------------------------------------
A                                             7%                    4%
--------------------------------------------------------------------------------
BBB                                          14%                   17%
--------------------------------------------------------------------------------
BB                                            1%                    2%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 21 for more information.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/02               3/31/02
--------------------------------------------------------------------------------
Mortgage-Backed
Securities                                  36.0%                 35.8%
--------------------------------------------------------------------------------
Corporate Bonds                             26.1%                 26.5%
--------------------------------------------------------------------------------
U.S. Treasury Securities                    19.8%                 18.6%
--------------------------------------------------------------------------------
Asset-Backed
Securities & CMOs                            9.7%                 11.5%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            6.4%                  6.3%
--------------------------------------------------------------------------------
Other                                        0.4%                   --
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  1.6%                  1.3%
--------------------------------------------------------------------------------

Investment terms are defined in the Glossary on pages 22-24.

                                                                          -----
                                                                          3

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES(1) -- 36.0%

      $ 2,280,845  FHLMC, 6.00%, 1/1/13                           $   2,382,304
--------------------------------------------------------------------------------
       20,518,416  FHLMC, 6.50%, 2/1/09 to
                   6/1/31                                            21,344,123
--------------------------------------------------------------------------------
        1,607,517  FHLMC, 7.00%, 11/1/13 to
                   8/1/29                                             1,688,948
--------------------------------------------------------------------------------
          906,925  FHLMC, 7.50%, 8/1/29                                 956,890
--------------------------------------------------------------------------------
           24,608  FHLMC, 8.50%, 10/1/26                                 26,449
--------------------------------------------------------------------------------
       24,820,843  FNMA, 5.50%, 12/1/16 to
                   9/1/32                                            25,330,520
--------------------------------------------------------------------------------
       39,172,737  FNMA, 6.00%, 2/1/09 to
                   6/1/32                                            40,407,745
--------------------------------------------------------------------------------
       21,800,000  FNMA, 6.50%, settlement date
                   10/15/02(2)                                       22,590,259
--------------------------------------------------------------------------------
       13,688,464  FNMA, 6.50%, 1/1/26 to
                   1/1/32                                            14,210,007
--------------------------------------------------------------------------------
       19,918,467  FNMA, 7.00%, 12/1/27 to
                   6/1/32                                            20,810,044
--------------------------------------------------------------------------------
        4,483,400  FNMA, 7.50%, 4/1/28 to
                   9/1/30                                             4,736,290
--------------------------------------------------------------------------------
        2,187,079  GNMA, 6.50%, 3/15/28 to
                   5/15/28                                            2,285,301
--------------------------------------------------------------------------------
        4,492,813  GNMA, 7.00%, 11/15/22 to
                   5/15/31                                            4,724,938
--------------------------------------------------------------------------------
        1,110,627  GNMA, 7.50%, 8/20/17 to
                   2/15/28                                            1,182,177
--------------------------------------------------------------------------------
          570,445  GNMA, 8.00%, 8/15/26 to
                   12/15/29                                             614,544
--------------------------------------------------------------------------------
          117,340  GNMA, 8.75%, 3/15/25                                 129,714
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $158,520,181)                                                 163,420,253
--------------------------------------------------------------------------------

CORPORATE BONDS -- 26.1%
--------------------------------------------------------------------------------
BANKS -- 2.6%
--------------------------------------------------------------------------------
        3,300,000  Bank of America Corp.,
                   6.625%, 6/15/04                                    3,545,513
--------------------------------------------------------------------------------
        2,300,000  Citigroup Inc., 4.125%,
                   6/30/05                                            2,380,137
--------------------------------------------------------------------------------
        1,900,000  Citigroup Inc., 6.50%, 1/18/11                     2,118,082
--------------------------------------------------------------------------------
        2,000,000  First Union National Bank,
                   7.80%, 8/18/10                                     2,431,642
--------------------------------------------------------------------------------
        1,500,000  Marshall & Isley Bank,
                   4.125%, 9/4/07                                     1,555,562
--------------------------------------------------------------------------------
                                                                     12,030,936
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 0.1%
--------------------------------------------------------------------------------
          455,000  International Business
                   Machines Corp., 7.125%,
                   12/1/96                                              498,205
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.5%
--------------------------------------------------------------------------------
        2,000,000  TRW Inc., 8.75%, 5/15/06                           2,285,774
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 0.3%
--------------------------------------------------------------------------------
      $ 1,000,000  Federated Department Stores,
                   8.50%, 6/1/10                                 $    1,204,657
--------------------------------------------------------------------------------
DIVERSIFIED -- 3.3%
--------------------------------------------------------------------------------
        7,296,000  Lehman Brothers TRAINS(SM),
                   Series 10-2002, 6.85%,
                   1/15/12 (Acquired 5/23/02-
                   8/14/02, Cost $7,592,072)(3)                       7,937,866
--------------------------------------------------------------------------------
        6,600,000  Morgan Stanley TRACERS(SM),
                   7.76%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $7,005,534)(3)                                     7,200,699
--------------------------------------------------------------------------------
                                                                     15,138,565
--------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 2.8%
--------------------------------------------------------------------------------
        1,900,000  Calpine Corp., 8.25%, 8/15/05                        817,000
--------------------------------------------------------------------------------
        1,000,000  Carolina Power & Light Co.,
                   6.50%, 7/15/12                                     1,095,997
--------------------------------------------------------------------------------
        2,950,000  Cilcorp, Inc., 8.70%, 10/15/09                     2,968,702
--------------------------------------------------------------------------------
          900,000  Constellation Energy Group
                   Inc., 6.35%, 4/1/07                                  928,291
--------------------------------------------------------------------------------
        2,500,000  Constellation Energy Group
                   Inc., 7.00%, 4/1/12                                2,607,335
--------------------------------------------------------------------------------
        1,300,000  Dominion Resources Inc.,
                   6.00%, 1/31/03                                     1,310,800
--------------------------------------------------------------------------------
        2,750,000  Pepco Holdings Inc., 6.45%,
                   8/15/12 (Acquired 9/3/02,
                   Cost $2,742,768)(3)                                2,854,852
--------------------------------------------------------------------------------
                                                                     12,582,977
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 1.8%
--------------------------------------------------------------------------------
          800,000  Anadarko Petroleum Corp.,
                   7.95%, 4/15/29                                       997,669
--------------------------------------------------------------------------------
        2,400,000  Burlington Resources Finance
                   Co., 6.50%, 12/1/11                                2,681,447
--------------------------------------------------------------------------------
        1,500,000  Conoco Funding Co., 6.35%,
                   10/15/11                                           1,691,625
--------------------------------------------------------------------------------
          900,000  Devon Financing Corp. ULC,
                   6.875%, 9/30/11                                    1,012,343
--------------------------------------------------------------------------------
        2,000,000  Duke Energy Field Services
                   LLC, 5.75%, 11/15/06                               1,960,704
--------------------------------------------------------------------------------
                                                                      8,343,788
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.6%
--------------------------------------------------------------------------------
        1,400,000  Waste Management Inc.,
                   7.00%, 10/15/06                                    1,467,027
--------------------------------------------------------------------------------
        1,400,000  Waste Management Inc.,
                   7.75%, 5/15/32 (Acquired
                   5/21/02, Cost $1,393,588)(3)                       1,418,635
--------------------------------------------------------------------------------
                                                                      2,885,662
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.9%
--------------------------------------------------------------------------------
        2,700,000  Associates Corp., N.A., 6.00%,
                   7/15/05                                            2,911,491
--------------------------------------------------------------------------------
        2,400,000  Countrywide Home Loans Inc.,
                   5.25%, 6/15/04                                     2,484,862
--------------------------------------------------------------------------------
        2,800,000  Ford Motor Credit Co.,
                   7.50%, 3/15/05                                     2,819,186
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
    4

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 1,500,000  Ford Motor Credit Co.,
                   6.875%, 2/1/06                                 $   1,477,406
--------------------------------------------------------------------------------
        1,250,000  Ford Motor Credit Co.,
                   7.25%, 10/25/11                                    1,157,356
--------------------------------------------------------------------------------
        2,350,000  General Electric Capital Corp.,
                   Series A MTN, 6.00%,
                   6/15/12                                            2,536,386
--------------------------------------------------------------------------------
        3,150,000  General Motors Acceptance
                   Corp., 6.875%, 9/15/11                             3,075,637
--------------------------------------------------------------------------------
        1,300,000  Household Finance Corp.,
                   6.75%, 5/15/11                                     1,243,936
--------------------------------------------------------------------------------
                                                                     17,706,260
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.9%
--------------------------------------------------------------------------------
        1,000,000  Norske Skogindustrier AS,
                   7.625%, 10/15/11 (Acquired
                   1/25/02, Cost $1,017,250)(3)                       1,121,139
--------------------------------------------------------------------------------
        2,800,000  Temple-Inland Inc., 7.875%,
                   5/1/12                                             3,125,976
--------------------------------------------------------------------------------
                                                                      4,247,115
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.7%
--------------------------------------------------------------------------------
          500,000  Columbia Energy Group,
                   6.80%, 11/28/05                                      496,426
--------------------------------------------------------------------------------
        2,500,000  Consolidated Natural Gas
                   Company, 6.25%, 11/1/11                            2,662,775
--------------------------------------------------------------------------------
                                                                      3,159,201
--------------------------------------------------------------------------------
GROCERY STORES -- 0.2%
--------------------------------------------------------------------------------
          930,000  Delhaize America Inc.,
                   8.125%, 4/15/11                                      852,006
--------------------------------------------------------------------------------
HOME PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
        1,800,000  Dial Corp., 7.00%, 8/15/06                         1,976,053
--------------------------------------------------------------------------------
        2,300,000  Newell Rubbermaid Inc.,
                   6.75%, 3/15/12                                     2,655,759
--------------------------------------------------------------------------------
                                                                      4,631,812
--------------------------------------------------------------------------------
HOTELS -- 0.5%
--------------------------------------------------------------------------------
        1,250,000  Harrah's Operating Co. Inc.,
                   7.50%, 1/15/09                                     1,390,073
--------------------------------------------------------------------------------
        1,100,000  MGM Mirage Inc., 6.75%,
                   2/1/08                                             1,103,902
--------------------------------------------------------------------------------
                                                                      2,493,975
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.3%
--------------------------------------------------------------------------------
        1,500,000  Tyco International Group SA,
                   6.125%, 1/15/09                                    1,239,339
--------------------------------------------------------------------------------
MEDIA -- 1.9%
--------------------------------------------------------------------------------
        1,600,000  AOL Time Warner Inc.,
                   7.625%, 4/15/31                                    1,338,107
--------------------------------------------------------------------------------
        1,850,000  Comcast Cable
                   Communications, 8.375%,
                   5/1/07                                             1,842,815
--------------------------------------------------------------------------------
        3,000,000  COX Communications Inc.,
                   6.75%, 3/15/11                                     2,953,542
--------------------------------------------------------------------------------
        1,000,000  CSC Holdings Inc., 7.25%,
                   7/15/08                                              805,000
--------------------------------------------------------------------------------

Principal Amount                                                          Value
--------------------------------------------------------------------------------

      $   500,000  CSC Holdings Inc., 7.625%,
                   7/15/18                                       $      382,500
--------------------------------------------------------------------------------
        1,100,000  News America Holdings,
                   8.25%, 8/10/18                                     1,126,430
--------------------------------------------------------------------------------
                                                                      8,448,394
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.4%
--------------------------------------------------------------------------------
        1,500,000  Beckman Coulter Inc., 7.45%,
                   3/4/08                                             1,716,405
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.3%
--------------------------------------------------------------------------------
        1,000,000  Ford Motor Co., 7.45%,
                   7/16/31                                              825,141
--------------------------------------------------------------------------------
          350,000  General Motors Corp., 7.00%,
                   6/15/03                                              355,579
--------------------------------------------------------------------------------
                                                                      1,180,720
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.6%
--------------------------------------------------------------------------------
        2,300,000  EOP Operating LP, 6.75%,
                   2/15/08                                            2,523,240
--------------------------------------------------------------------------------
RESTAURANTS -- 0.5%
--------------------------------------------------------------------------------
        2,150,000  Tricon Global Restaurants, Inc.,
                   8.875%, 4/15/11                                    2,354,250
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 1.5%
--------------------------------------------------------------------------------
        1,200,000  Goldman Sachs Group Inc.,
                   5.70%, 9/1/12                                      1,242,070
--------------------------------------------------------------------------------
        3,350,000  Merrill Lynch & Co. Inc.,
                   5.35%, 6/15/04                                     3,500,669
--------------------------------------------------------------------------------
        2,000,000  Morgan Stanley Dean Witter
                   & Co., 5.80%, 4/1/07                               2,147,586
--------------------------------------------------------------------------------
                                                                      6,890,325
--------------------------------------------------------------------------------
SPECIALTY STORES -- 0.3%
--------------------------------------------------------------------------------
        1,000,000  Staples Inc., 7.375%, 10/1/12
                   (Acquired 9/25/02, Cost
                   $991,310)(3)                                       1,002,790
--------------------------------------------------------------------------------
          600,000  Toys "R" Us Inc., 7.625%,
                   8/1/11                                               539,092
--------------------------------------------------------------------------------
                                                                      1,541,882
--------------------------------------------------------------------------------
TELEPHONE -- 0.7%
--------------------------------------------------------------------------------
        1,300,000  AT&T Corp., 8.00%, 11/15/31                        1,206,353
--------------------------------------------------------------------------------
        1,400,000  Verizon New England Inc.,
                   6.50%, 9/15/11                                     1,459,978
--------------------------------------------------------------------------------
          400,000  Verizon Pennsylvania Inc.,
                   Series A, 5.65%, 11/15/11                            393,632
--------------------------------------------------------------------------------
                                                                      3,059,963
--------------------------------------------------------------------------------
TOBACCO -- 0.4%
--------------------------------------------------------------------------------
        1,850,000  UST Inc., 6.625%, 7/15/12
                   (Acquired 7/10/02, Cost
                   $1,841,342)(3)                                     2,012,225
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $115,701,932)                                                 119,027,676
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          5

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                          Value
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 19.8%

      $ 5,650,000  U.S. Treasury Bonds, 9.25%,
                   2/15/16                                       $    8,501,267
--------------------------------------------------------------------------------
          600,000  U.S. Treasury Bonds, 9.125%,
                   5/15/18                                              912,141
--------------------------------------------------------------------------------
       12,900,000  U.S. Treasury Bonds, 6.375%,
                   8/16/27                                           15,783,356
--------------------------------------------------------------------------------
       16,850,000  U.S. Treasury Notes, 3.875%,
                   7/31/03(4)                                        17,194,245
--------------------------------------------------------------------------------
        2,000,000  U.S. Treasury Notes, 4.25%,
                   11/15/03                                           2,062,032
--------------------------------------------------------------------------------
        2,000,000  U.S. Treasury Notes, 2.25%,
                   7/31/04                                            2,021,564
--------------------------------------------------------------------------------
        9,500,000  U.S. Treasury Notes, 6.50%,
                   8/15/05                                           10,696,041
--------------------------------------------------------------------------------
        2,300,000  U.S. Treasury Notes, 3.50%,
                   11/15/06                                           2,398,470
--------------------------------------------------------------------------------
          800,000  U.S. Treasury Notes, 3.25%,
                   8/15/07                                              824,813
--------------------------------------------------------------------------------
        5,400,000  U.S. Treasury Notes, 4.375%,
                   5/15/07 to 8/15/12                                 5,781,940
--------------------------------------------------------------------------------
       17,700,000  U.S. Treasury Notes, 4.75%,
                   11/15/08(4)                                       19,444,423
--------------------------------------------------------------------------------
        4,100,000  U.S. Treasury Notes, 5.00%,
                   8/15/11                                            4,554,686
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(COST $85,862,108)                                                   90,174,978
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES -- 6.4%

        5,000,000  FHLMC, 5.25%, 2/15/04                              5,235,305
--------------------------------------------------------------------------------
        3,500,000  FHLMC, 5.50%, 7/15/06                              3,839,868
--------------------------------------------------------------------------------
        8,000,000  FHLMC, 4.875%, 3/15/07                             8,619,087
--------------------------------------------------------------------------------
        1,000,000  FHLMC, 5.75%, 4/15/08                              1,119,821
--------------------------------------------------------------------------------
        2,550,000  FHLMC, 5.125%, 7/15/12                             2,710,663
--------------------------------------------------------------------------------
          500,000  FNMA, 5.625%, 5/14/04                                530,090
--------------------------------------------------------------------------------
        1,900,000  FNMA, 5.50%, 2/15/06                               2,072,296
--------------------------------------------------------------------------------
        2,000,000  FNMA, 6.00%, 5/15/11                               2,252,744
--------------------------------------------------------------------------------
        1,900,000  FNMA, 4.375%, 9/15/12                              1,900,663
--------------------------------------------------------------------------------
        1,000,000  FNMA MTN, 5.74%, 1/21/09                           1,031,829
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $27,722,306)                                                   29,312,366
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) -- 5.9%

       28,136,812  Commercial Mortgage
                   Acceptance Corporation
                   STRIPS - INTEREST, Series
                   1998 C2, Class X, 1.06%,
                   10/1/02(5)(6)                                      1,481,234
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

      $ 2,000,000  Credit-Based Asset Servicing
                   and Securitization, Series
                   2001 CB2, Class A2F, 5.97%,
                   3/25/19                                       $    2,077,772
--------------------------------------------------------------------------------
       57,066,763  DLJ Commercial Mortgage
                   Corp. STRIPS - INTEREST,
                   Series 2000 CKP1, Class S,
                   1.09%, 10/1/02(5)(6)                               3,708,599
--------------------------------------------------------------------------------
        1,265,460  First Union National Bank
                   Commercial Mortgage, Series
                   2001 C3, Class A1 SEQ,
                   5.20%, 8/15/23                                     1,332,661
--------------------------------------------------------------------------------
        4,000,000  First Union National Bank
                   Commercial Mortgage, Series
                   2002 C1, Class A2 SEQ,
                   6.14%, 2/12/34                                     4,427,583
--------------------------------------------------------------------------------
        1,006,860  First Union-Lehman Brothers
                   Commercial Mortgage, Series
                   1998 C2, Class A1 SEQ,
                   6.28%, 6/18/07                                     1,084,076
--------------------------------------------------------------------------------
          174,189  FNMA REMIC, Series 1989-35,
                   Class G, 9.50%, 7/25/19                              196,334
--------------------------------------------------------------------------------
          630,746  FNMA REMIC, Series 1997-58,
                   Class PB, 6.50%, 6/18/24                             636,994
--------------------------------------------------------------------------------
       25,364,712  GE Capital Commercial
                   Mortgage Corp. STRIPS -
                   INTEREST, Series 2002 2A,
                   Class X1, 0.35%, 10/1/02
                   (Acquired 8/7/02, Cost
                   $961,553)(3)(5)(6)                                 1,017,404
--------------------------------------------------------------------------------
       22,551,604  GE Capital Commercial
                   Mortgage Corp. STRIPS -
                   INTEREST, Series 2002 2A,
                   Class X2, 1.91%, 10/1/02
                   (Acquired 8/7/02, Cost
                   $2,037,850)(3)(5)(6)                               2,056,954
--------------------------------------------------------------------------------
       32,482,288  GMAC Commercial Mortgage
                   Securities Inc. STRIPS -
                   INTEREST, Series 1999 C1,
                   Class X, 0.66%, 10/1/02(5)(6)                      1,150,847
--------------------------------------------------------------------------------
        2,426,137  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%, 3/15/07                       2,516,921
--------------------------------------------------------------------------------
        3,000,000  J.P. Morgan Chase
                   Commercial Mortgage
                   Securities Corp., Series 2002
                   FL1A, Class A2, 2.25%,
                   10/15/02, resets monthly off
                   the 1-month  LIBOR plus
                   0.44% with no caps (Acquired
                   4/3/02, Cost $3,000,000)(3)(5)                     3,003,033
--------------------------------------------------------------------------------
        2,252,817  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 11/20/07                                    2,418,958
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED  MORTGAGE OBLIGATIONS
(Cost $25,746,338)                                                   27,109,370
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
    6

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(1) -- 3.8%

      $   719,712  AmeriCredit Automobile
                   Receivables Trust, Series
                   1999 D, Class A3 SEQ,
                   7.02%,12/5/05                                  $     746,271
--------------------------------------------------------------------------------
          750,852  CIT RV Trust, Series 1997 A,
                   Class A6 SEQ, 6.35%,
                   4/15/11                                              791,285
--------------------------------------------------------------------------------
          736,378  CIT RV Trust, Series 1998 A,
                   Class A4 SEQ, 6.09%,
                   2/15/12                                              766,953
--------------------------------------------------------------------------------
        1,530,821  Countrywide Asset-Backed
                   Certificates, Series 2001-1,
                   Class AF3, 6.10%, 8/25/26                          1,554,558
--------------------------------------------------------------------------------
        4,000,000  CPL Transition Funding LLC,
                   Series 2002-1, Class A4 SEQ,
                   5.96%, 7/15/15                                     4,394,500
--------------------------------------------------------------------------------
        1,300,000  Detroit Edison Securitization
                   Funding LLC, Series 2001-1,
                   Class A4 SEQ, 6.19%, 3/1/13                        1,462,803
--------------------------------------------------------------------------------
        1,500,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B,
                   4.79%, 11/15/06                                    1,558,785
--------------------------------------------------------------------------------
        1,985,912  Long Beach Asset Holdings
                   Corporation, Series 2002-2,
                   Class NOTE SC, 8.50%,  7/25/32
                   (Acquired 6/6/02,
                   Cost $1,980,060)(3)                                1,986,667
--------------------------------------------------------------------------------
          276,359  Money Store (The) Home
                   Equity Trust, Series 1997 C,
                   Class AF6 SEQ, 6.67%,
                   2/15/25                                              279,651
--------------------------------------------------------------------------------
        1,216,545  Onyx Automobile Receivables,
                   Series 2002 A, 13.61%,
                   10/20/08                                           1,210,462
--------------------------------------------------------------------------------
        2,500,000  Residential Funding Mortgage
                   Securities II, Series 2002 HS2,
                   Class A4 SEQ, 5.24%, 3/25/17                       2,609,765
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $16,501,844)                                                   17,361,700
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.4%

        2,000,000  Province of Ontario, 3.50%,
                   9/17/07                                            2,039,512
--------------------------------------------------------------------------------
(Cost $1,988,480)
--------------------------------------------------------------------------------

                                                                         Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.6%

Repurchase Agreement, Goldman Sachs & Co.,
(U.S. Treasury obligations), in a joint trading
account at 1.85%, dated 9/30/02, due
10/1/02 (Delivery value $7,190,369)
(Cost $7,190,000)                                                  $  7,190,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $439,233,189)                                                $455,635,855
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REMIC = Real Estate Mortgage Investment Conduit

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is  the average yield to maturity of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the average yield to maturity of the underlying securities held.

(1)  Final maturity indicated, unless otherwise noted. Expected remaining maturity used for purposes of calculating the weighted average portfolio maturity.

(2)  Forward Commitment.

(3)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
     The aggregate value of restricted securities at September 30, 2002, was
     $31,612,264, which represented 7.4% of net assets.

(4)  Security, or a portion thereof, has been segregated for Forward
     Commitments.

(5)  Variable rate security. Interest reset date is indicated. Rate shown is effective September 30, 2002.

(6)  Security is an interest-only STRIP. These securities are purchased at a substantial discount from their value  at maturity.

See Notes to Financial Statements.

                                                                          -----
                                                                          7

Statement of Assets and Liabilities

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $439,233,189) (Note 6)                                    $455,635,855
-----------------------------------------------------------------
Receivable for investments sold                                      23,742,902
-----------------------------------------------------------------
Receivable for capital shares sold                                       37,475
-----------------------------------------------------------------
Interest receivable                                                   4,502,423
--------------------------------------------------------------------------------
                                                                    483,918,655
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                                              32,164,114
-----------------------------------------------------------------
Payable for investments purchased                                   24,814,448
-----------------------------------------------------------------
Accrued management fees (Note 2)                                       190,598
-----------------------------------------------------------------
Distribution fees payable (Note 2)                                       2,384
-----------------------------------------------------------------
Service fees payable (Note 2)                                            2,384
-----------------------------------------------------------------
Dividends payable                                                      345,457
-----------------------------------------------------------------
Accrued expenses and other liabilities                                   7,449
--------------------------------------------------------------------------------
                                                                    57,526,834
--------------------------------------------------------------------------------
NET ASSETS                                                         $426,391,821
================================================================================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------
Capital paid in                                                    $414,273,812
-----------------------------------------------------------------
Accumulated net realized loss
on investment transactions                                           (4,284,657)
-----------------------------------------------------------------
Net unrealized appreciation
on investments (Note 6)                                              16,402,666
--------------------------------------------------------------------------------
                                                                   $426,391,821
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                         $194,155,188
-----------------------------------------------------------------
Shares outstanding                                                   18,678,426
-----------------------------------------------------------------
Net asset value per share                                                $10.39
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                          $11,764,623
-----------------------------------------------------------------
Shares outstanding                                                    1,131,801
-----------------------------------------------------------------
Net asset value per share                                                $10.39
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                                         $220,472,010
-----------------------------------------------------------------
Shares outstanding                                                   21,210,436
-----------------------------------------------------------------
Net asset value per share                                                $10.39
--------------------------------------------------------------------------------

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
    8

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------------
Interest                                                            $11,922,850
--------------------------------------------------------------------------------

EXPENSES (Note 2):
-----------------------------------------------------------------
Management fees                                                       1,084,464
-----------------------------------------------------------------
Distribution fees -- Advisor Class                                       13,297
-----------------------------------------------------------------
Service fees -- Advisor Class                                            13,297
-----------------------------------------------------------------
Trustees' fees and expenses                                               7,975
-----------------------------------------------------------------
Other expenses                                                            7,449
--------------------------------------------------------------------------------
                                                                      1,126,482
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                10,796,368
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized loss on investment
transactions (Note 3)                                                  (824,996)
-----------------------------------------------------------------
Change in net unrealized appreciation
on investments (Note 6)                                              17,670,543
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     16,845,547
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                           $27,641,915
================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          9

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MARCH 31, 2002
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                           SEPT. 30, 2002   MARCH 31, 2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $10,796,368     $12,319,567
----------------------------------------------
Net realized gain (loss)                              (824,996)      1,347,812
----------------------------------------------
Change in net unrealized appreciation               17,670,543      (8,390,494)
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                           27,641,915      5,276,885
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
----------------------------------------------
  Investor Class                                    (4,577,679)     (2,949,851)
----------------------------------------------
  Advisor Class                                       (256,059)       (166,934)
----------------------------------------------
  Institutional Class                               (5,962,630)     (9,202,782)
----------------------------------------------
From net realized gains:
----------------------------------------------
  Institutional Class                                    --           (849,456)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                                 (10,796,368)    (13,169,023)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 4 AND NOTE 7)
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                          26,073,062     250,867,858
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          42,918,609     242,975,720

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                383,473,212     140,497,492
--------------------------------------------------------------------------------
End of period                                     $426,391,821    $383,473,212
================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
   10

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Diversified Bond Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The investment objective of the fund is to obtain a high level of income by investing primarily in non-money market debt instruments. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

MULTIPLE CLASS -- The fund is authorized to issue the following classes of shares: the Investor Class, the Advisor Class, and the Institutional Class. The
share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions  that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested  in one or more repurchase agreements that  are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company  under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the fund are declared daily and distributed monthly. Distributions from net realized gains for the fund, if any, are generally declared and paid annually.

                                                                    (continued)

                                                                          -----
                                                                          11

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.2925% to 0.4100% and the rates for the Complex Fee (Investor Class) range from
0.2900% to 0.3100%. The Advisor Class is 0.2500% less and the Institutional
Class is 0.2000% less at each point within the Complex Fee range. For the six months ended September 30, 2002, the effective annual management fee was 0.63%,
0.38%, and 0.43% for the Investor, Advisor, and Institutional Classes,
respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the six months ended
September 30, 2002, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The fund has a bank line of credit agreement with J.P. Morgan Chase & Co. (JPM)
(See Note 5). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the six months ended September 30, 2002, totaled $254,176,323 of which $185,399,018 represented U.S. Treasury and Agency obligations. Sales of investment securities, excluding short-term investments, for the six months ended September
30, 2002, totaled $208,689,427, of which $149,472,068 represented U.S. Treasury and Agency obligations.

                                                                    (continued)

-----
   12

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):
--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002
-------------------------------------------------
Sold                                                 3,225,520      $32,863,300
-------------------------------------------------
Issued in reinvestment of distributions                411,748        4,202,467
-------------------------------------------------
Redeemed                                            (2,055,438)     (20,896,053)
--------------------------------------------------------------------------------
Net increase                                         1,581,830      $16,169,714
================================================================================
PERIOD ENDED MARCH 31, 2002(1)
-------------------------------------------------
Sold                                                 1,840,772      $18,637,532
-------------------------------------------------
Issued in connection with acquisition (Note 7)      17,600,555      179,131,328
-------------------------------------------------
Issued in reinvestment of distributions                264,586        2,675,505
-------------------------------------------------
Redeemed                                            (2,609,317)     (26,453,702)
--------------------------------------------------------------------------------
Net increase                                        17,096,596     $173,990,663
================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002
-------------------------------------------------
Sold                                                  272,127       $2,783,385
-------------------------------------------------
Issued in reinvestment of distributions                19,452          198,516
-------------------------------------------------
Redeemed                                             (190,393)      (1,935,387)
--------------------------------------------------------------------------------
Net increase                                          101,186       $1,046,514
================================================================================
PERIOD ENDED MARCH 31, 2002(1)
-------------------------------------------------
Sold                                                  214,431       $2,165,429
-------------------------------------------------
Issued in connection with acquisition (Note 7)      1,017,399       10,377,600
-------------------------------------------------
Issued in reinvestment of distributions                12,087          122,202
-------------------------------------------------
Redeemed                                             (213,302)      (2,163,195)
--------------------------------------------------------------------------------
Net increase                                        1,030,615      $10,502,036
================================================================================

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002
-------------------------------------------------
Sold                                                 8,590,458      $87,464,259
-------------------------------------------------
Issued in reinvestment of distributions                407,948        4,165,064
-------------------------------------------------
Redeemed                                            (8,065,958)     (82,772,489)
--------------------------------------------------------------------------------
Net increase                                           932,448       $8,856,834
================================================================================
YEAR ENDED MARCH 31, 2002
-------------------------------------------------
Sold                                                13,790,884     $141,849,816
-------------------------------------------------
Issued in reinvestment of distributions                814,889        8,284,298
-------------------------------------------------
Redeemed                                            (8,214,454)     (83,758,955)
--------------------------------------------------------------------------------
Net increase                                         6,391,319      $66,375,159
================================================================================

(1)  December 3, 2001 (acquisition date--see Note 7) through March 31, 2002.

                                                                    (continued)

                                                                          -----
                                                                          13

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPM. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the six months ended September 30, 2002.

6. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

As of September 30, 2002, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $439,312,682
--------------------------------------------------------------------------------
Gross tax appreciation of investments                               $18,911,295
---------------------------------------------------------------
Gross tax depreciation of investments                                (2,588,122)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $16,323,173
================================================================================

The difference between book-basis and tax-basis unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Following are the capital loss carryovers and capital loss deferral amounts at
March 31, 2002:

--------------------------------------------------------------------------------
Accumulated capital losses                                          $2,669,439
--------------------------------------------------------------------------------
Capital loss deferral                                                 $709,592
--------------------------------------------------------------------------------

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2008.

The capital loss deferrals represent net capital losses incurred in the five-month period ended March 31, 2002. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

-----
   14

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

7. REORGANIZATION PLAN

On December 3, 2001, Diversified Bond acquired all of the net assets of
Intermediate-Term Bond Fund and Bond Fund, two funds in a series issued by
American Century Mutual Funds, Inc., and Premium Bond Fund, one fund in a series issued by American Century Premium Reserves, Inc., pursuant to a plan of reorganization approved by the acquired funds' shareholders  on November 16,
2001. Premium Bond is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization. The shares issued in connection with the acquisition reflected in Note 4 represent the shares issued for Intermediate-Term Bond and Bond only.

The acquisition was accomplished by a tax-free exchange of shares. On December
3, 2001 the acquired funds exchanged their outstanding shares for shares of
Diversified Bond as follows:

        ORIGINAL FUND/CLASS          SHARES EXCHANGED             NEW FUND/CLASS              SHARES RECEIVED
-------------------------------------------------------------------------------------------------------------
Intermediate-Term Bond -- Investor       4,918,779         Diversified Bond -- Investor           4,894,785
-------------------------------------------------------------------------------------------------------------
Intermediate-Term Bond -- Advisor          432,768         Diversified Bond -- Advisor              430,657
-------------------------------------------------------------------------------------------------------------
Bond -- Investor                        13,637,083         Diversified Bond -- Investor          12,705,770
-------------------------------------------------------------------------------------------------------------
Bond -- Advisor                            629,749         Diversified Bond -- Advisor              586,742
-------------------------------------------------------------------------------------------------------------
Premium Bond -- Investor                16,664,609         Diversified Bond -- Institutional     16,664,609
-------------------------------------------------------------------------------------------------------------

Immediately before the acquisition, the net assets of Premium Bond were
$170,789,203, consisting only of the Investor Class. The net assets of
Intermediate-Term Bond, immediately before the acquisition were $54,585,782, consisting of $50,171,551 Investor Class net assets and $4,414,231 Advisor Class net assets. The net assets of Bond, immediately before the acquisition were
$136,248,242, consisting of $130,234,141 Investor Class net assets and
$6,014,101 Advisor Class net assets. Immediately after the acquisition, the combined net assets of the fund were $361,623,227, which consisted of
$180,405,692 Investor Class net assets, $10,428,332 Advisor Class net assets, and $170,789,203 Institutional Class net assets.

Diversified Bond acquired unrealized appreciation of $1,023,407, $3,049,902, and
$3,828,785 from Intermediate-Term Bond, Bond, and Premium Bond, respectively.
Diversified Bond acquired capital loss carryovers of $2,669,439 from Bond.

                                                                          -----
                                                                          15

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                                                              2002(1)    2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                                            $9.98     $10.25
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------
  Net Investment Income                                         0.26(3)    0.17
-----------------------------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                                        0.41      (0.27)
--------------------------------------------------------------------------------
  Total From Investment Operations                              0.67      (0.10)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------
  From Net Investment Income                                   (0.26)     (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                $10.39      $9.98
================================================================================
  TOTAL RETURN(4)                                               6.78%     (0.99)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                        0.64%(5)   0.63%(5)
-----------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                        5.06%(5)   5.19%(5)
-----------------------------------------------------------
Portfolio Turnover Rate                                          52%     136%(6)
-----------------------------------------------------------
Net Assets, End of Period
(in thousands)                                              $194,155   $170,707
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  December 3, 2001 (acquisition date -- see Note 7) through March 31, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
   16

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
--------------------------------------------------------------------------------
                                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                                                              2002(1)    2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                                            $9.98     $10.25
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------
  Net Investment Income                                         0.25(3)    0.16
-----------------------------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                                        0.41      (0.27)
--------------------------------------------------------------------------------
  Total From Investment Operations                              0.66      (0.11)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------
  From Net Investment Income                                   (0.25)     (0.16)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                $10.39      $9.98
================================================================================
  TOTAL RETURN(4)                                               6.64%     (1.07)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                        0.89%(5)   0.88%(5)
-----------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                        4.81%(5)   4.94%(5)
-----------------------------------------------------------
Portfolio Turnover Rate                                          52%     136%(6)
-----------------------------------------------------------
Net Assets, End of Period
(in thousands)                                               $11,765    $10,291
--------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  December 3, 2001 (acquisition date -- see Note 7) through March 31, 2002.

(3)  Computed using average shares outstanding throughout the period.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

(6)  Portfolio turnover is calculated at the fund level. Percentage indicated
     was calculated for the year ended March 31, 2002.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          17

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
----------------------------------------------------------------------------------------------------------------
                                                            INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------
                             2002(1)         2002           2001           2000           1999           1998
----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $9.98         $10.12          $9.62         $10.10         $10.15          $9.76
----------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income       0.27(2)        0.56           0.62           0.61           0.59           0.61
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      0.41          (0.09)          0.50          (0.48)           --            0.45
----------------------------------------------------------------------------------------------------------------
  Total From
  Investment Operations       0.68           0.47           1.12           0.13           0.59           1.06
----------------------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.27)         (0.56)         (0.62)         (0.61)         (0.59)         (0.61)
--------------------------
  From Net Realized Gains      --           (0.05)           --            --(3)         (0.05)         (0.06)
----------------------------------------------------------------------------------------------------------------
  Total Distributions        (0.27)         (0.61)         (0.62)         (0.61)         (0.64)         (0.67)
----------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $10.39          $9.98         $10.12          $9.62         $10.10         $10.15
================================================================================================================
  TOTAL RETURN(4)             6.88%          4.76%         12.03%          1.30%          5.88%         11.14%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.44%(5)         0.44%          0.45%          0.45%          0.45%          0.45%
--------------------------
Ratio of Net
Investment Income
to Average Net Assets       5.26%(5)         5.46%          6.31%          6.15%          5.70%          6.06%
--------------------------
Portfolio Turnover Rate         52%           136%           139%            64%            71%           138%
--------------------------
Net Assets,
End of Period
(in thousands)             $220,472       $202,476       $140,497       $103,192       $105,284        $65,171
----------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  Computed using average shares outstanding throughout the period.

(3)  Per-share amount was less than $0.005.

(4)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5)  Annualized.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
   18

Proxy Voting Results

A special meeting of shareholders was held on August 2, 2002, to vote on the following proposal. The proposal received the required number of votes of the
American Century Investment Trust and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL:

To elect a Board of Trustees of eight members to hold office until their successors are elected and qualified:

ALBERT EISENSTAT
--------------------------------------------------------------------------------
For:                                                              2,468,301,453
--------------------------------------------------------------------------------
Against:                                                             71,935,190
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
RONALD J. GILSON
--------------------------------------------------------------------------------
For:                                                              2,476,305,634
--------------------------------------------------------------------------------
Against:                                                             63,931,009
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
KATHRYN A. HALL
--------------------------------------------------------------------------------
For:                                                              2,460,615,750
--------------------------------------------------------------------------------
Against:                                                             79,620,893
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
WILLIAM M. LYONS
--------------------------------------------------------------------------------
For:                                                              2,472,132,538
--------------------------------------------------------------------------------
Against:                                                             68,103,072
--------------------------------------------------------------------------------
Abstain:                                                                  1,033
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
MYRON S. SCHOLES
--------------------------------------------------------------------------------
For:                                                              2,466,615,445
--------------------------------------------------------------------------------
Against:                                                             73,621,198
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
KENNETH E. SCOTT
--------------------------------------------------------------------------------
For:                                                              2,469,862,588
--------------------------------------------------------------------------------
Against:                                                             70,374,055
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
JAMES E. STOWERS III
--------------------------------------------------------------------------------
For:                                                              2,471,597,391
--------------------------------------------------------------------------------
Against:                                                             68,639,252
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
JEANNE D. WOHLERS
--------------------------------------------------------------------------------
For:                                                              2,472,260,850
--------------------------------------------------------------------------------
Against:                                                             67,974,760
--------------------------------------------------------------------------------
Abstain:                                                                  1,033
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

                                                                          -----
                                                                          19

Share Class and Retirement  Account Information

SHARE CLASSES

Three classes of shares are authorized for sale by the fund: Investor Class,
Advisor Class, and Institutional Class.

INVESTOR CLASS shares are available for purchase directly from American Century without any commissions or other fees. Investors who buy Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which
Advisor Class shares are purchased. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

INSTITUTIONAL CLASS shares are available to endowments, foundations, defined benefit pension plans, or financial  intermediaries serving these investors.
This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of Institutional Class shares is 0.20% less than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA and certain 403(b)
distributions [not eligible for rollover to an IRA or to another  qualified plan] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you do not want us to withhold on this amount, you must notify us not to withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the  withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you do not have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

-----
   20

Background Information

INVESTMENT TEAM LEADERS
-----------------------------------
PORTFOLIO MANAGER
-----------------------------------
    Jeff Houston
-----------------------------------
CREDIT RESEARCH MANAGER
-----------------------------------
    Greg Afiesh
-----------------------------------

INVESTMENT PHILOSOPHY  AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

DIVERSIFIED BOND seeks to provide a high level of interest income by investing in a diversified portfolio of fixed-income securities. The fund maintains a weighted average maturity of 3.5 years or longer, and typically invests in intermediate- and long- term bonds.

COMPARATIVE INDEX

The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

The LEHMAN AGGREGATE BOND INDEX  is composed of the Lehman Government/Credit
Index and the Lehman Mortgage-Backed Securities Index. It reflects the price fluctuations of Treasury securities, U.S. government agency securities, corporate bond issues, and mortgage-backed securities.

CREDIT RATING GUIDELINES

Credit ratings are issued by independent research companies such as Standard &
Poor's, Moody's, and Fitch. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

Securities rated AAA, AA, A, or BBB by S&P are considered "investment-grade"
securities, meaning they are relatively safe from default. Here are the most common S&P credit ratings and their definitions:

AAA--extremely strong ability to meet financial obligations.

AA--very strong ability to meet financial obligations.

A--strong ability to meet financial obligations.

BBB--good ability to meet financial obligations.

BB--securities that are less vulnerable to default than other lower-quality issues but do not quite meet investment-grade standards.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

                                                                          -----
                                                                          21

Glossary

ASSET-BACKED SECURITIES--debt securities that represent ownership in a pool of receivables, such as credit-card debt, auto loans, and commercial mortgages.

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's "Financial Highlights" on pages 16-18.

AVERAGE DURATION--a time-weighted average of the interest and principal payments of the securities in a portfolio. As the duration of a portfolio increases, so does the impact of a change in interest rates on the value  of the portfolio.

BASIS POINT--one one-hundredth of a percentage point (or 0.01%). Therefore, 100 basis points equal one percentage point (or 1%).

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)--a generic mortgage derivative.
Mortgage derivatives are usually securities created (derived) from a pool of mortgages or mortgage-backed securities. Whereas a typical mortgage-backed security is an ownership interest in a complete mortgage pool, a derivative is usually an interest in just one part of a pool.

CORPORATE BONDS--debt securities or instruments issued by companies and corporations. Short-term corporate securities are typically issued to raise cash and cover current expenses in anticipation of future revenues; long-term corporate securities are issued to finance capital expenditures, such as new plant construction or equipment purchases.

DURATION EXTENSION--the lengthening of a mortgage-backed security's duration, typically because of rising interest rates. When interest rates rise sharply, higher interest rates reduce prepayments (which is good for investors),  but the lower level of prepayments causes mortgage-backed durations to extend, which makes price declines more severe.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to
Financial Statements.)

MORTGAGE-BACKED SECURITIES (MBS)--debt securities that represent ownership in pools of mortgage loans. Most mortgage-backed securities are structured as
"pass-throughs"--the monthly payments of principal and interest on the mortgages in the pool are collected by the bank that is servicing the mortgages and are
"passed through" to investors. While the payments of principal and interest are considered secure (many are backed by government agency guarantees), the cash flow is less certain than in other fixed-income investments. Mortgages that are paid off early reduce future interest payments from the pool.

                                                                    (continued)

-----
   22

Glossary

PREPAYMENT--paying off a mortgage early, often by selling or refinancing.
Prepayments occur most frequently when homeowners refinance their mortgages to take advantage of falling interest rates. Prepayments shorten the lives of mortgage portfolios and force GNMA investors to reinvest in lower-yielding mortgage pools. Therefore, when prepayment levels climb, mortgage analysts increase the prepayment assumptions used to price mortgage-backed securities. As a result, mortgage-backed security durations shorten, limiting the price gains from falling interest rates.

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming all of the fund's distributions are reinvested.

U.S. GOVERNMENT AGENCY SECURITIES--debt securities issued by U.S. government agencies (such as the Federal Home Loan Bank and the Federal Farm Credit Bank).
Government agency securities include discount notes (maturing in one year or less) and medium-term notes, debentures, and bonds (maturing in three months to
50 years).

U.S. TREASURY SECURITIES--debt securities issued by the U.S. Treasury and backed by the direct "full faith and credit" pledge of the U.S. government. Treasury securities include bills (maturing in one year or less), notes (maturing in two to 10 years), and bonds (maturing in more than 10 years).

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a  fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

YIELD (30-DAY SEC)--represents net investment income earned by the fund over a
30-day period, expressed as an annual percentage rate based on the fund's share price at the end of the  30-day period. The SEC yield should be regarded as an estimate of the fund's rate of investment income, and it may not equal the fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the fund's financial statements.

YIELD CURVE--a graphic representation of the relationship between maturity and yield for fixed-income securities.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with  your needs.

INVESTMENT OBJECTIVE

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad categories:

CAPITAL PRESERVATION--taxable and tax-free money market funds for relative stability of principal and liquidity.

INCOME-- taxable and tax-free bond funds that can provide current income.  They generally offer lower volatility levels than stock funds.

                                                                    (continued)

                                                                          -----
                                                                          23

Glossary

GROWTH & INCOME--funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

GROWTH--funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price-fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

-----
   24

Notes

                                                                          -----
                                                                          25

Notes

-----
   26

[inside back cover]

                            AMERICAN CENTURY FUNDS

-------------------------------------------------------------------------------
GROWTH
-------------------------------------------------------------------------------

AGGRESSIVE RISK

   DOMESTIC EQUITY                       INTERNATIONAL
   Veedot(reg.sm)                        Emerging Markets
   New Opportunities                     International Opportunities
   New Opportunities II                  International Discovery**
   Giftrust(reg.sm)                      International Growth
   Vista                                 Global Growth
   Heritage
   Growth                                SPECIALTY
   Ultra(reg.sm)                         Technology
   Select                                Life Sciences

-------------------------------------------------------------------------------
GROWTH AND INCOME
-------------------------------------------------------------------------------

MODERATE RISK

   ASSET ALLOCATION                      DOMESTIC EQUITY
   Balanced                              Equity Growth
   Strategic Allocation: Aggressive      Equity Index
   Strategic Allocation: Moderate        Large Company Value
   Strategic Allocation: Conservative    Tax-Managed Value
                                         Income & Growth
   SPECIALTY                             Value
   Global Gold                           Equity Income
   Global Natural Resources**
   Real Estate
   Utilities

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

-------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Ginnie Mae                            CA Intermediate-Term Tax-Free
   Inflation-Adjusted Bond               AZ Municipal Bond
   Short-Term Government                 FL Municipal Bond
                                         Tax-Free Bond
                                         CA Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Government Bond                       CA Long-Term Tax-Free
   Target 2005*
   Diversified Bond

AGGRESSIVE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Target 2030*                          CA High-Yield Municipal
   Target 2025*                          High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

-------------------------------------------------------------------------------
CAPITAL PRESERVATION
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS                 TAX-FREE MONEY MARKETS
   Prime Money Market                    FL Municipal Money Market
   Government Agency Money Market        CA Tax-Free Money Market
   Capital Preservation                  Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

*While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
 December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0211                                  American Century Investment Services, Inc.
SH-SAN-31284N                      (c)2002 American Century Services Corporation

[front cover]

September 30, 2002

American Century
Semiannual Report

[photo]

Premium Money Market

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Turn to the inside back cover to see a list of American Century funds classified by objective and risk.

Our Message to You
[photo]
James E. Stowers, Jr. with James E. Stowers III.

The six months ended September 30, 2002, saw investors in the U.S. grow increasingly risk-averse as they responded to unsettling geopolitical, economic, and corporate news. Events included a wave of corporate bankruptcies and accounting scandals,  signs from various economic indices that the recovery from last year's recession was slowing, escalating violence in the Middle East, and steps toward renewed hostilities with Iraq.

Reactions to this news in the U.S. financial markets included historically low short-term interest rates (as the Federal Reserve left its overnight interest rate target at 1.75% to boost  the economy) and an extended stock market sell-off (the major U.S. stock indices fell around 30% to five-year lows).
Demand grew for "safe-haven" investments, including money market funds, which helped keep money market yields at very low levels. Those low yields made it even more important and notable that Premium Money Market continued to outperform most of its peers (see page 1).

Turning to administrative matters, the senior leadership team for American
Century Investment Management (ACIM) was realigned recently. Over the summer,
Randy Merk, president and chief investment officer (CIO) of ACIM, resigned to pursue other opportunities. Mark Mallon, CIO of ACIM's value/quantitative equity group, was appointed to the ACIM CIO position, and Bill Lyons, president and CEO of American Century Companies, became ACIM president as well.

Lyons' additional responsibilities as ACIM president create a structure that should help provide investors with superior service. "This move aligns overall company operations more closely with investment management," says Lyons. "Mark will make sure our investment professionals can stay focused on performance, and
I will make sure that ACIM works in an integrated fashion with the other important parts of our business."

Amid the many challenges we face as citizens and investors, we appreciate your continued confidence in American Century.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

PREMIUM MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION
Proxy Voting Results ......................................................   12
Retirement Account Information ............................................   13
Background Information

Premium Money Market - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2002
-------------------------------------------------------------------------------------------------------
                               PREMIUM        90-DAY TREASURY   LIPPER MONEY MARKET INSTRUMENT FUNDS(3)
                            MONEY MARKET(2)      BILL INDEX       AVERAGE RETURN      FUND'S RANKING
-------------------------------------------------------------------------------------------------------
   6 months(1)                  0.76%              0.83%              0.52%           38 out of 387
-------------------------------------------------------------------------------------------------------
   1 Year                       1.79%              1.74%              1.26%           27 out of 385
-------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------
   3 Years                      4.24%              3.98%              3.73%           24 out of 328
-------------------------------------------------------------------------------------------------------
   5 Years                      4.59%              4.31%              4.12%           25 out of 257
-------------------------------------------------------------------------------------------------------
   Life of Fund                 4.61%              4.50%(4)           4.34%(5)        21 out of 157(5)
-------------------------------------------------------------------------------------------------------

The fund's inception date was 4/1/93.

(1)  Returns for periods less than one year are not annualized.

(2)  Historical performance numbers are those of Premium Capital Reserve, which combined with Premium Money Market on December 3, 2001. For further details see Note 4 to the Financial Statements on page 10.

(3)  According to Lipper Inc., an independent mutual fund ranking service.

(4)  Since 3/31/93, the date nearest the fund's inception for which data are available.

(5)  Since 4/30/93, the date nearest the fund's inception for which data are available.

See pages 14-17 for information about returns, the comparative index, and Lipper fund rankings.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 9/30/02
-------------------------------------------------------------------------------
Net Assets                                        $564.3 million
-------------------------------------------------------------------------------
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   56 days               69 days
-------------------------------------------------------------------------------
Expense Ratio                              0.47%*                0.46%
-------------------------------------------------------------------------------

* Annualized.

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
A-1+                                        73%                   74%
-------------------------------------------------------------------------------
A-1                                         27%                   26%
-------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 15 for more information.

YIELDS AS OF SEPTEMBER 30, 2002
-------------------------------------------------------------------------------
7-Day Current Yield                               1.43%
-------------------------------------------------------------------------------
7-Day Effective Yield                             1.44%
-------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
1-30 days                                   47%                   38%
-------------------------------------------------------------------------------
31-90 days                                  36%                   36%
-------------------------------------------------------------------------------
91-180 days                                 12%                   18%
-------------------------------------------------------------------------------
More than 180 days                           5%                    8%
-------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

Investment terms are defined in the Glossary.

                                                                          -----
                                                                          1

Premium Money Market -  Portfolio Commentary

By Denise Tabacco, portfolio manager

PERFORMANCE SUMMARY

Premium Money Market remained  one of the top-performing money market funds during the six months ended September 30, 2002. The fund also has a strong long-term track record, frequently ranking in the top 10% of Lipper Inc.'s money market funds category (see the previous page for performance data).

ECONOMIC & MARKET REVIEW

Although money market rates were relatively stable, hovering around their lowest levels in more than a decade, interest rate expectations changed dramatically during the past six months. At the beginning of the period, the U.S. economy appeared to be on track for a healthy recovery following strong growth in the first quarter. As a result, the market began to anticipate an interest rate increase by the Federal Reserve, possibly as early as mid-year.

However, the economy stalled in the second quarter, prompting investors to put off their expectations of a Fed rate hike until later in the year. Economic activity picked up initially in the third quarter but grew weaker as the quarter wore on. In response, investors shifted their expectations to an interest rate cut by the Fed. As if to underscore that possibility, the Fed adopted a policy bias toward lower interest rates in August.

Uncertainty in the financial markets also helped keep money market yields low.
Concerns about corporate accountability, stock market volatility, and a possible war with Iraq boosted demand for the relative safety of short-term securities.

PORTFOLIO STRATEGY

We took advantage of the rate hike expectations early in the period, extending
Premium Money Market's average maturity when yields were temporarily higher.
Since then, the fund's average maturity has drifted back toward a more neutral position relative to that of its benchmark, reflecting the uncertain interest rate environment.

We cut back on the fund's commercial paper (CP) holdings, from 67% to 54% of the portfolio. Increasingly tight credit standards in the CP market--combined with corporations taking advantage of low long-term rates to issue bonds instead of short-term paper--led to what Standard & Poor's called the sharpest contraction of CP issuance in 40 years. Less supply meant lower CP yields.

In place of commercial paper, we added more CDs and government agency securities to the portfolio. We also increased the fund's holdings of taxable municipal notes to more than 15% of the portfolio. These securities, backed by letters of credit, provided extra yield without additional credit risk.

OUTLOOK

By September 30, the market had priced in a rate cut before year end. Whether that rate cut materializes or not, we think money market yields will rise in
2003 as the economic recovery picks  up steam again. In the meantime, we intend to maintain our relatively neutral positioning. We may look to add to our CP holdings--issuance has picked up recently as new companies have entered the market.

Investment terms are defined in the Glossary.

-----
    2

Premium Money Market -  Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) -- 53.7%

       $ 8,000,000  Abbey National North America
                    LLC, 1.74%, 12/18/02                          $    7,969,840
--------------------------------------------------------------------------------
        21,750,000  American Family Financial
                    Services, Inc., 1.70%-1.90%,
                    10/17/02-1/24/03                                  21,672,495
--------------------------------------------------------------------------------
        16,500,000  Amstel Funding Corp., 1.80%-
                    2.10%, 10/10/02-1/24/03
                    (Acquired 4/15/02-7/24/02,
                    Cost $16,344,036)(2)                              16,444,296
--------------------------------------------------------------------------------
        15,500,000  Black Forest Funding
                    Corporation, 1.77%-1.94%,
                    10/2/02-12/11/02 (Acquired
                    5/13/02-9/10/02, Cost
                    $15,398,600)(2)                                   15,480,261
--------------------------------------------------------------------------------
        15,000,000  Corporate Receivables Corp.,
                    1.74%, 10/31/02 (Acquired
                    9/24/02, Cost $14,973,175)(2)                     14,978,250
--------------------------------------------------------------------------------
         5,000,000  Credit Suisse First Boston
                    USA Inc., 1.77%, 10/16/02
                    (Acquired 9/16/02, Cost
                    $4,992,871)(2)                                     4,996,312
--------------------------------------------------------------------------------
         9,300,000  Crown Point Capital Co.,
                    1.74%-1.79%, 10/10/02-
                    10/16/02 (Acquired 7/17/02-
                    8/20/02, Cost $9,267,189)(2)                       9,294,463
--------------------------------------------------------------------------------
        10,000,000  Danske Corporation, 1.75%,
                    11/12/02                                           9,979,584
--------------------------------------------------------------------------------
         6,000,000  Dexia Delaware LLC, 1.75%,
                    10/3/02                                            5,999,417
--------------------------------------------------------------------------------
         4,000,000  Diageo plc, 2.25%, 3/12/03
                    (Acquired 5/3/02, Cost
                    $3,921,750)(2)                                     3,959,500
--------------------------------------------------------------------------------
        24,000,000  Emerald Notes, 1.74%-1.80%,
                    10/17/02-12/05/02 (Acquired
                    7/18/02-9/9/02, Cost
                    $23,895,997)(2)                                   23,959,392
--------------------------------------------------------------------------------
        15,000,000  Falcon Asset Securities Corp.,
                    1.79%, 11/5/02 (Acquired
                    7/8/02, Cost $14,910,500)(2)                      14,973,896
--------------------------------------------------------------------------------
        10,100,000  Fortis Funding LLC, 1.78%-
                    2.02%, 10/4/02-11/14/02
                    (Acquired 5/14/02-8/30/02,
                    Cost $10,013,770)(2)                              10,079,937
--------------------------------------------------------------------------------
         6,000,000  General Electric Capital Corp.,
                    1.99%, 10/7/02                                     5,998,011
--------------------------------------------------------------------------------
        16,000,000  Govco Inc., 1.74%, 12/23/02
                    (Acquired 9/23/02, Cost
                    $15,929,627)(2)                                   15,935,812
--------------------------------------------------------------------------------
        13,137,000  Halogen Capital Co. LLC,
                    1.74%-1.79%, 10/11/02-
                    10/15/02 (Acquired 7/15/02-
                    8/5/02, Cost $13,084,368)(2)                      13,129,547
--------------------------------------------------------------------------------
        16,000,000  ING America Insurance
                    Holdings, 1.70%-1.76%,
                    11/5/02-12/19/02                                  15,953,666
--------------------------------------------------------------------------------

Principal Amount                                                          Value
--------------------------------------------------------------------------------

       $ 7,700,000  ING Funding LLC, 1.95%,
                    10/30/02                                      $    7,687,904
--------------------------------------------------------------------------------
        16,000,000  Lexington Parker Capital,
                    1.76%, 3/3/03 (Acquired
                    9/19/02, Cost $15,870,933)(2)                     15,880,320
--------------------------------------------------------------------------------
         5,000,000  Morgan Stanley Dean Witter &
                    Co., 1.74%, 11/4/02                                4,991,783
--------------------------------------------------------------------------------
        10,000,000  Newcastle Certificates, 1.80%,
                    10/15/02 (Acquired 7/15/02,
                    Cost $9,954,000)(2)                                9,993,000
--------------------------------------------------------------------------------
        10,000,000  Old Line Funding Corp., 1.77%,
                    11/6/02 (Acquired 9/20/02,
                    Cost $9,976,957)(2)                                9,982,350
--------------------------------------------------------------------------------
        16,000,000  Spintab-Swedmortgage AB,
                    1.74%-1.81%, 10/7/02-
                    12/11/02                                          15,967,003
--------------------------------------------------------------------------------
         6,400,000  Stadshypotek Deleware, Inc.,
                    1.77%, 10/8/02                                     6,397,797
--------------------------------------------------------------------------------
        11,900,000  Tannehill Capital Co. LLC,
                    1.70%-1.80%, 11/12/02-
                    11/18/02 (Acquired 8/14/02-
                    8/28/02, Cost $11,850,175)(2)                     11,874,315
--------------------------------------------------------------------------------
         9,000,000  UBS Finance (Delaware) Inc.,
                    1.97%, 10/1/02                                     9,000,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                               302,579,151
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 16.9%

         7,685,000  Baltimore County Multifamily
                    Housing Rev., Series 1999 B,
                    (Oak Crest Village), VRDN,
                    1.87%, 10/3/02 (LOC: First
                    Union National Bank)                               7,685,000
--------------------------------------------------------------------------------
         2,325,000  California Infrastructure &
                    Economic Development Bank
                    Industrial Rev., Series 2000 B,
                    (Bonny Doon), VRDN, 1.99%,
                    10/3/02 (LOC: Comerica Bank)                       2,325,000
--------------------------------------------------------------------------------
         5,365,000  California Pollution Control
                    Financing Auth. Solid Waste
                    Disposal Rev., Series 2001 B,
                    (Cheese & Protein
                    International LLC), VRDN,
                    1.85%, 10/2/02 (LOC:
                    Cooperative Centrale)                              5,365,000
--------------------------------------------------------------------------------
         1,255,000  Colorado Health Facilities
                    Auth. Rev., (Visiting Nurse),
                    VRDN, 2.05%, 10/1/02 (LOC:
                    Wells Fargo Bank N.A.)                             1,255,000
--------------------------------------------------------------------------------
         5,105,000  Cook County Industrial
                    Development Rev., Series
                    1999 B, (Devorahco LLC),
                    VRDN, 1.91%, 10/3/02 (LOC:
                    LaSalle Bank N.A.) (Acquired
                    3/23/01, Cost $5,105,000)(2)                       5,105,000
--------------------------------------------------------------------------------
         4,900,000  Everett Clinic, VRDN, 2.04%,
                    10/3/02 (LOC: Bank of
                    America N.A.)                                      4,900,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

                                                                          -----
                                                                          3

Premium Money Market -  Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                          Value
--------------------------------------------------------------------------------

       $ 6,500,000  Gwinnett County Development
                    Auth. Rev., (Hopewell Christian
                    Academy), VRDN, 1.90%,
                    10/3/02 (LOC: Bank of
                    America N.A.)                                 $    6,500,000
--------------------------------------------------------------------------------
         1,000,000  Indiana Health Facility
                    Financing Auth. Rev., Series
                    2002 B, (Golden Years),
                    VRDN, 1.95%, 10/3/02 (LOC:
                    Wells Fargo Bank N.A.)                             1,000,000
--------------------------------------------------------------------------------
         8,590,000  Montebello GO, VRDN, 1.99%,
                    10/2/02 (LOC: Union Bank of
                    California N.A.)                                   8,590,000
--------------------------------------------------------------------------------
         8,960,000  Montgomery County
                    Redevelopment Auth.
                    Multifamily Housing Rev.,
                    Series 2001
                    A, (Brookside  Manor), VRDN, 1.80%,
                    10/3/02 (LOC: Fannie Mae)                          8,960,000
--------------------------------------------------------------------------------
         6,545,000  Montgomery County
                    Redevelopment Auth.
                    Multifamily Housing Rev.,
                    Series 2001 A, (Kingswood
                    Apartments), VRDN, 1.80%,
                    10/3/02 (LOC: Fannie Mae)                          6,545,000
--------------------------------------------------------------------------------
           400,000  Nebraska Investment Finance
                    Auth. Multifamily Rev., Series
                    2001 B, (Riverbend
                    Apartments), VRDN, 1.91%,
                    10/3/02 (LOC: LaSalle Bank  N.A.)
                    (Acquired 9/5/01, Cost
                    $400,000)(2)                                         400,000
--------------------------------------------------------------------------------
         6,500,000  New York Housing Finance
                    Agency Rev., Series 2001 B,
                    (Worth Street), VRDN, 1.81%,
                    10/2/02 (LOC: Bayerische
                    Hypo-Und Vereinsbank A.G.)                         6,500,000
--------------------------------------------------------------------------------
         2,500,000  Osceola County Housing
                    Finance Auth. Rev., Series
                    2002 B, (Regatta Bay
                    Apartments), VRDN, 2.00%,
                    10/2/02 (LOC: JPMorgan
                    Chase Bank)                                        2,500,000
--------------------------------------------------------------------------------
         7,800,000  Riverside County COP, VRDN,
                    1.92%, 10/2/02 (LOC:
                    Commerzbank A.G.)                                  7,800,000
--------------------------------------------------------------------------------
        14,450,000  Sacramento County Pension
                    GO, VRDN, 1.83%, 10/2/02
                    (LOC: Bayerische Landesbank)                      14,450,000
--------------------------------------------------------------------------------
         2,965,000  Washington State Housing
                    Finance Commission Rev.,
                    Series 1997 B, (Glenbrooke
                    Apartments), VRDN, 1.90%,
                    10/3/02 (LOC: Bank One
                    Arizona, N.A.)                                     2,965,000
--------------------------------------------------------------------------------
         2,690,000  West Covina Public Financing
                    Auth. Rev., Series 2002 A,
                    VRDN, 2.01%, 10/2/02 (LOC:
                    Union Bank of California N.A.)                     2,690,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                            95,535,000
--------------------------------------------------------------------------------

Principal Amount                                                          Value
--------------------------------------------------------------------------------

CORPORATE BONDS -- 10.2%

       $ 3,000,000  Colgate-Palmolive Co., 6.58%,
                    11/5/02                                       $    3,012,677
--------------------------------------------------------------------------------
        10,000,000  CXC LLC, VRN, 1.78%,
                    10/1/02, resets monthly off
                    the 1-month LIBOR minus
                    0.04% with no caps
                    (Acquired 5/1/02, Cost
                    $10,000,000)(2)                                   10,000,000
--------------------------------------------------------------------------------
         5,000,000  Eli Lilly & Co., 4.23%, 3/22/03
                    (Acquired 3/14/02, Cost
                    $5,069,500)(2)                                     5,032,751
--------------------------------------------------------------------------------
         3,570,000  General Electric Capital Corp.,
                    7.00%, 2/3/03                                      3,631,023
--------------------------------------------------------------------------------
         7,900,000  Paradigm Funding LLC, VRN,
                    1.79%, 10/1/02, resets
                    monthly off the 1-month
                    LIBOR minus 0.03% with no
                    caps (Acquired 5/29/02,
                    Cost $7,900,000)(2)                                7,900,000
--------------------------------------------------------------------------------
        10,000,000  Paradigm Funding LLC, VRN,
                    1.79%, 10/11/02, resets
                    monthly off the 1-month
                    LIBOR minus 0.04% with no caps                    10,000,000
--------------------------------------------------------------------------------
         5,000,000  Salomon Smith Barney
                    Holdings, VRN, 1.79%,
                    10/22/02, resets monthly off the
                    1-month LIBOR minus
                    0.03% with no caps                                 5,000,000
--------------------------------------------------------------------------------
         8,000,000  Toyota Motor Credit Corp.,
                    VRN, 1.78%, 11/7/02, resets
                    quarterly off the 3-month LIBOR
                    plus 0.01% with no caps                            8,000,000
--------------------------------------------------------------------------------
         5,000,000  Transamerica Asset Funding
                    Corp., VRN, 1.92%, 11/1/02,
                    resets quarterly off the
                    3-month LIBOR plus 0.11%
                    with no caps (Acquired
                    11/9/99, Cost $5,000,000)(2)                       5,000,000
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                 57,576,451
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES -- 9.5%

         7,000,000  FHLB, VRN, 2.10%, 10/1/02,
                    resets quarterly off the
                    Federal Funds Rate plus
                    0.32% with no caps                                 7,000,000
--------------------------------------------------------------------------------
        11,000,000  FHLB, VRN, 2.50%, 12/4/02,
                    resets quarterly off the
                    3-month LIBOR plus 0.25%
                    with no caps                                      11,000,000
--------------------------------------------------------------------------------
        10,000,000  FHLB, 2.20%, 1/28/03                               9,998,774
--------------------------------------------------------------------------------
        12,000,000  FHLB, 2.125%, 8/13/03                             12,000,000
--------------------------------------------------------------------------------
         5,000,000  FHLB, 2.10%, 9/23/03                               5,000,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
    4

Premium Money Market - Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

       $ 3,500,000  FHLB, 2.00%, 10/22/03                         $    3,500,000
--------------------------------------------------------------------------------
         5,000,000  SLMA, 2.45%, 2/28/03                               5,000,000
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                     53,498,774
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-- 8.9%

         3,000,000  Chase Manhattan Bank U.S.A.,
                    1.79%, 10/8/02                                     3,000,000
--------------------------------------------------------------------------------
         5,000,000  Citibank, N.A., 1.78%,
                    10/25/02                                           5,000,000
--------------------------------------------------------------------------------
         8,000,000  Deutsche Bank AG, 2.10%,
                    12/16/02                                           8,000,000
--------------------------------------------------------------------------------
         8,000,000  Deutsche Bank AG, 2.05%,
                    12/30/02                                           8,000,000
--------------------------------------------------------------------------------
        12,000,000  First Tennessee Bank, 1.75%,
                    12/9/02                                           12,000,000
--------------------------------------------------------------------------------
         6,000,000  State Street Bank & Trust Co.,
                    1.76%, 10/29/02                                    5,999,905
--------------------------------------------------------------------------------
         2,000,000  Wells Fargo Bank, N.A.,
                    1.76%, 12/27/02                                    2,000,000
--------------------------------------------------------------------------------
         6,000,000  Westdeutsche Landesbank
                    Girozentrale, 2.13%, 7/17/03                       6,000,000
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                         49,999,905
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 0.8%

         4,687,071  Honda Auto Receivables
                    Owner Trust, Series 2002-3,
                    Class A1 SEQ, 1.82%, 8/15/03                       4,687,071
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                                $563,876,352
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

COP = Certificates of Participation

FHLB = Federal Home Loan Bank

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

SEQ = Sequential Payer

SLMA = Student Loan Marketing Association

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective September 30, 2002.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective September 30, 2002.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

(1)  The rates for commercial paper are the yield to maturity at purchase

(2)  Security was purchased under Rule 144A or Section 4(2) of the
     Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities  at
     September 30, 2002, was $224,399,402 which represented 39.8% of net assets.
     Restricted securities considered illiquid represent 0.9% of net assets.

See Notes to Financial Statements.

                                                                          -----
                                                                          5

Statement of Assets and Liabilities

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (amortized cost
and cost for federal income tax purposes)                           $563,876,352
-----------------------------------------------------------------
Interest receivable                                                      840,123
-----------------------------------------------------------------
Prepaid portfolio insurance (Note 2)                                      21,675
--------------------------------------------------------------------------------
                                                                     564,738,150
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                                                   150,804
-----------------------------------------------------------------
Accrued management fees (Note 2)                                         208,688
-----------------------------------------------------------------
Dividends payable                                                         27,469
-----------------------------------------------------------------
Accrued expenses and other liabilities                                    10,691
--------------------------------------------------------------------------------
                                                                         397,652
--------------------------------------------------------------------------------
NET ASSETS                                                          $564,340,498
================================================================================

CAPITAL SHARES
--------------------------------------------------------------------------------
Outstanding (unlimited number
of shares authorized)                                                564,346,682
================================================================================

NET ASSET VALUE PER SHARE                                                  $1.00
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                     $564,340,498
================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
    6

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------------------------
Interest                                                            $5,589,077
--------------------------------------------------------------------------------

EXPENSES (Note 2):
-----------------------------------------------------------------
Management fees                                                      1,277,025
-----------------------------------------------------------------
Trustees' fees and expenses                                             10,771
-----------------------------------------------------------------
Portfolio insurance and other expenses                                  42,937
--------------------------------------------------------------------------------
                                                                     1,330,733
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                4,258,344
--------------------------------------------------------------------------------

NET REALIZED GAIN ON INVESTMENT TRANSACTIONS                             1,092
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $4,259,436
================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          7

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED) AND YEAR ENDED MARCH 31, 2002
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                SEPT. 30, 2002   MARCH 31, 2002
--------------------------------------------------------------------------------

OPERATIONS
--------------------------------------------------------------------------------
Net investment income                               $4,258,344     $15,530,775
------------------------------------------------
Net realized gain                                        1,092          80,655
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                            4,259,436      15,611,430
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income                          (4,258,344)    (15,530,775)
------------------------------------------------
From net realized gains                                 (3,397)        (88,101)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                                  (4,261,741)    (15,618,876)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                          260,217,578     391,496,955
------------------------------------------------
Issued in connection
with acquisition (Note 4)                               --          81,052,945
------------------------------------------------
Proceeds from reinvestment
of distributions                                     4,019,532      14,980,004
------------------------------------------------
Payments for shares redeemed                      (275,282,867)   (438,927,919)
--------------------------------------------------------------------------------
Net increase (decrease) in
net assets from capital
share transactions                                 (11,045,757)     48,601,985
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              (11,048,062)     48,594,539

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                575,388,560     526,794,021
--------------------------------------------------------------------------------
End of period                                     $564,340,498    $575,388,560
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                260,217,578     391,496,955
------------------------------------------------
Issued in connection
with acquisition (Note 4)                                --          81,052,945
------------------------------------------------
Issued in reinvestment
of distributions                                      4,019,532      14,980,004
------------------------------------------------
Redeemed                                           (275,282,867)   (438,927,919)
--------------------------------------------------------------------------------
Net increase (decrease)
in shares of the fund                               (11,045,757)     48,601,985
================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
    8

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Premium Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The investment objective of the fund is to earn the highest level of current income while preserving the value of your investment. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When such valuations do not reflect current market value, securities may be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions  that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

                                                                    (continued)

                                                                          -----
                                                                          9

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will  be paid by ACIM. The fee is computed daily  and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.1170% to
0.2300% and the rates for the Complex Fee range from 0.2900% to 0.3100%. For the six months ended September 30, 2002, the effective annual management fee for the fund was 0.45%.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA Insurance Corporation
(MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to MBIA, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation.

3. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

4. REORGANIZATION PLAN

On December 3, 2001, the fund acquired all of the net assets of Premium Capital
Reserve and Premium Government Reserve, two funds in a series issued by American
Century Premium Reserves, Inc., pursuant to a plan of reorganization approved by the acquired funds' shareholders on November 16, 2001. Premium Capital Reserve is the surviving fund for the purposes  of maintaining the financial statements and performance history in the post-reorganization. Therefore, the shares issued in connection with the acquisition reflected in the Statement of Changes in Net
Assets represent the shares issued for Premium Government Reserve only.

The acquisition was accomplished by a tax-free exchange of 81,052,945 and
509,872,717 shares of the fund for 81,052,945 and 509,872,717 shares of Premium
Government Reserve and Premium Capital Reserve, respectively, outstanding on
December 3, 2001. The net assets of Premium Government Reserve and Premium
Capital Reserve immediately before the acquisition were $81,052,945 and
$509,866,001, respectively. Immediately after the acquisition, the combined net assets were $590,918,946.

-----
   10

Premium Money Market -  Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------------------------
                              2002(1)         2002           2001           2000        1999           1998
-----------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $1.00          $1.00          $1.00          $1.00        $1.00          $1.00
-----------------------------------------------------------------------------------------------------------------
Income From Investment
Operations
--------------------------
  Net Investment Income        0.01           0.03           0.06           0.05         0.05           0.05
-----------------------------------------------------------------------------------------------------------------

Distributions
--------------------------
  From Net
  Investment Income           (0.01)         (0.03)         (0.06)         (0.05)       (0.05)         (0.05)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $1.00          $1.00          $1.00          $1.00        $1.00          $1.00
=================================================================================================================
  TOTAL RETURN(2)              0.76%          3.03%          6.18%          5.18%        5.14%          5.38%

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.47%(3)         0.46%          0.45%          0.45%       0.45%          0.45%
--------------------------
Ratio of Net Investment Income
to Average Net Assets        1.51%(3)         2.91%          5.99%          5.09%       4.99%          5.26%
--------------------------
Net Assets,
End of Period
(in thousands)              $564,340       $575,389       $526,794       $378,719    $276,048       $182,487
-----------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)  Annualized.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          11

Proxy Voting Results

A special meeting of shareholders was held on August 2, 2002, to vote on the following proposal. The proposal received the required number of votes of the
American Century Investment Trust and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL:

To elect a Board of Trustees of eight members to hold office until their successors are elected and qualified:

ALBERT EISENSTAT
--------------------------------------------------------------------------------
For:                                                              2,468,301,453
--------------------------------------------------------------------------------
Against:                                                             71,935,190
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
RONALD J. GILSON
--------------------------------------------------------------------------------
For:                                                              2,476,305,634
--------------------------------------------------------------------------------
Against:                                                             63,931,009
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
KATHRYN A. HALL
--------------------------------------------------------------------------------
For:                                                              2,460,615,750
--------------------------------------------------------------------------------
Against:                                                             79,620,893
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
WILLIAM M. LYONS
--------------------------------------------------------------------------------
For:                                                              2,472,132,538
--------------------------------------------------------------------------------
Against:                                                             68,103,072
--------------------------------------------------------------------------------
Abstain:                                                                  1,033
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
MYRON S. SCHOLES
--------------------------------------------------------------------------------
For:                                                              2,466,615,445
--------------------------------------------------------------------------------
Against:                                                             73,621,198
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
KENNETH E. SCOTT
--------------------------------------------------------------------------------
For:                                                              2,469,862,588
--------------------------------------------------------------------------------
Against:                                                             70,374,055
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
JAMES E. STOWERS III
--------------------------------------------------------------------------------
For:                                                              2,471,597,391
--------------------------------------------------------------------------------
Against:                                                             68,639,252
--------------------------------------------------------------------------------
Abstain:                                                                      0
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------
JEANNE D. WOHLERS
--------------------------------------------------------------------------------
For:                                                              2,472,260,850
--------------------------------------------------------------------------------
Against:                                                             67,974,760
--------------------------------------------------------------------------------
Abstain:                                                                  1,033
--------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
--------------------------------------------------------------------------------

-----
   12

Retirement Account Information

As required by law, any distributions you receive from an IRA and certain 403(b)
distributions [not eligible for rollover to an IRA or to another  qualified plan] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you do not want us to withhold on this amount, you must notify us not to withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the  withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you do not have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

                                                                          -----
                                                                          13

Background Information

INVESTMENT TEAM LEADERS
------------------------------------
PORTFOLIO MANAGER
------------------------------------
   Denise Tabacco
------------------------------------
CREDIT RESEARCH MANAGER
------------------------------------
   Greg Afiesh
------------------------------------

INVESTMENT PHILOSOPHY AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

PREMIUM MONEY MARKET seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

An investment in the fund is neither insured nor guaranteed by the FDIC  or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

COMPARATIVE INDEX

The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated.

The Lipper category for Premium Money Market is: MONEY MARKET INSTRUMENT
FUNDS--funds that intend to maintain a stable net asset value and invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

Unlike most of the funds in its Lipper category, Premium Money Market is intended for high-net-worth individual investors (minimum balance requirement is
$100,000). In addition to higher minimums, Premium Money Market has lower expenses, giving it an advantage compared with its Lipper peer group. All else being equal, lower expenses translate into higher yields and returns.

                                                                    (continued)

-----
   14

Background Information

CREDIT RATING GUIDELINES

Credit ratings are issued by independent research companies such as Standard &
Poor's, Moody's, and Fitch. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are S&P's most common short-term credit ratings and their definitions:

* A-1+:  extremely strong ability to meet financial obligations.

* A-1:  strong ability to meet financial obligations.

* A-2:  satisfactory ability to meet financial obligations.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

                                                                          -----
                                                                          15

Glossary

ASSET-BACKED SECURITIES--debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans, or mortgages.

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced a fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's "Financial Highlights" on page 11.

CERTIFICATES OF DEPOSIT (CDS)--CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European, and Japanese banks.

COMMERCIAL PAPER (CP)--short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one-  to
50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to
Financial Statements.)

MONEY MARKET SECURITIES--high credit quality, U.S dollar-denominated debt securities with remaining maturities of 397 days or less.

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming all of the fund's distributions are reinvested.

U.S. GOVERNMENT AGENCY DISCOUNT NOTES--short-term debt securities issued by U.S.
government agencies (such as the Federal Home Loan Bank). These notes are issued at a discount and achieve full value at maturity (typically one year or less).

U.S. GOVERNMENT AGENCY NOTES--debt securities issued by U.S. government agencies
(such as the Federal Farm Credit Bank and the Federal Home Loan Bank). Some
agency securities are backed by the full faith and credit of the U.S.
government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years.
Money market funds invest in these securities when they have remaining maturities of 13 months or less.

VARIABLE-RATE NOTES (VRNS)--debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the
90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). VRNs are considered derivatives because they "derive" their interest rates from their

                                                                     (continued)

-----
   16

Glossary

designated base rates. However, VRNs are not "risky" derivatives--their behavior is similar to that of their designated base rates. The SEC has recognized this similarity and does not consider VRNs to be inappropriate investments for money market funds.

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

YIELD (7-DAY CURRENT)--calculated based on the income generated by an investment in the fund over a seven-day period expressed as an annual percentage rate.

YIELD (7-DAY EFFECTIVE)--calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with  your needs.

INVESTMENT OBJECTIVE

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad categories:

CAPITAL PRESERVATION--taxable and tax-free money market funds for relative stability of principal and liquidity.

INCOME--taxable and tax-free bond funds that can provide current income.  They generally offer lower volatility levels than stock funds.

GROWTH & INCOME--funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

GROWTH--funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price-fluctuation risk.

MODERATE--these funds generally provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

                                                                          -----
                                                                          17

Glossary

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains  or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

-----
   18

[inside back cover]

                            AMERICAN CENTURY FUNDS

-------------------------------------------------------------------------------
GROWTH
-------------------------------------------------------------------------------

AGGRESSIVE RISK

   DOMESTIC EQUITY                       INTERNATIONAL
   Veedot(reg.sm)                        Emerging Markets
   New Opportunities                     International Opportunities
   New Opportunities II                  International Discovery**
   Giftrust(reg.sm)                      International Growth
   Vista                                 Global Growth
   Heritage
   Growth                                SPECIALTY
   Ultra(reg.sm)                         Technology
   Select                                Life Sciences

-------------------------------------------------------------------------------
GROWTH AND INCOME
-------------------------------------------------------------------------------

MODERATE RISK

   ASSET ALLOCATION                      DOMESTIC EQUITY
   Balanced                              Equity Growth
   Strategic Allocation: Aggressive      Equity Index
   Strategic Allocation: Moderate        Large Company Value
   Strategic Allocation: Conservative    Tax-Managed Value
                                         Income & Growth
   SPECIALTY                             Value
   Global Gold                           Equity Income
   Global Natural Resources**
   Real Estate
   Utilities

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

-------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Ginnie Mae                            CA Intermediate-Term Tax-Free
   Inflation-Adjusted Bond               AZ Municipal Bond
   Short-Term Government                 FL Municipal Bond
                                         Tax-Free Bond
                                         CA Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Government Bond                       CA Long-Term Tax-Free
   Target 2005*
   Diversified Bond

AGGRESSIVE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Target 2030*                          CA High-Yield Municipal
   Target 2025*                          High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

-------------------------------------------------------------------------------
CAPITAL PRESERVATION
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS                 TAX-FREE MONEY MARKETS
   Prime Money Market                    FL Municipal Money Market
   Government Agency Money Market        CA Tax-Free Money Market
   Capital Preservation                  Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

*While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
 December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0211                                  American Century Investment Services, Inc.
SH-SAN-31280N                      (c)2002 American Century Services Corporation

[front cover]

September 30, 2002

American Century
Semiannual Report

[photo]

Prime Money Market

                                  [american century logo and text logo (reg.sm)]

[inside front cover]

Turn to the inside back cover to see a list of American Century funds classified by objective and risk.

Our Message to You
[photo]
James E. Stowers, Jr. with James E. Stowers III.

The six months ended September 30, 2002, saw investors in the U.S. grow increasingly risk-averse as they responded to unsettling geopolitical, economic, and corporate news. Events included a wave of corporate bankruptcies and accounting scandals;  signs from various economic indices that the recovery from last year's recession was slowing; escalating violence in the Middle East; and
steps toward renewed hostilities with Iraq.

Reactions to this news in the U.S. financial markets included historically low short-term interest rates (as the Federal Reserve left its overnight interest rate target at 1.75% to boost  the economy) and an extended stock market sell-off (the major U.S. stock indices fell around 30% to five-year lows).
Demand grew for "safe-haven" investments, including money market funds, which helped keep money market yields at very low levels. Those low yields made it even more important and notable that Prime Money Market continued to outperform most of its peers (see page 2).

Turning to administrative matters, the senior leadership team for American
Century Investment Management (ACIM) was realigned recently. Over the summer,
Randy Merk, president and chief investment officer (CIO) of ACIM, resigned to pursue other opportunities. Mark Mallon, CIO of ACIM's value/quantitative equity group, was appointed to the ACIM CIO position, and Bill Lyons, president and CEO of American Century Companies, became ACIM president as well.

Lyons' additional responsibilities as ACIM president create a structure that should help provide investors with superior service. "This move aligns overall company operations more closely with investment management," says Lyons. "Mark will make sure our investment professionals can stay focused on performance, and
I will make sure that ACIM works in an integrated fashion with the other important parts of our business."

Amid the many challenges we face as citizens and investors, we appreciate your continued confidence in American Century.

Sincerely,

/s/James E. Stowers, Jr.                 /s/James E. Stowers III

James E. Stowers, Jr.                    James E. Stowers III
Founder and Chairman                     Co-Chairman of the Board

                        "The Best is Yet to Be(reg.sm)"

PRIME MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION
Proxy Voting Results ......................................................   17
Share Class and Retirement Account Information ............................   18
Background Information

Prime Money Market - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------------
                                                            PRIME          90-DAY TREASURY
                                                         MONEY MARKET         BILL INDEX
---------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 11/17/93)
---------------------------------------------------------------------------------------------
   6 months(1)                                              0.69%               0.83%
---------------------------------------------------------------------------------------------
   1 Year                                                   1.63%               1.74%
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------
   3 Years                                                  4.07%               3.98%
---------------------------------------------------------------------------------------------
   5 Years                                                  4.44%               4.31%
---------------------------------------------------------------------------------------------
   Life of Investor Class                                   4.71%               4.61%(2)
---------------------------------------------------------------------------------------------
ADVISOR CLASS (INCEPTION 8/28/98)
---------------------------------------------------------------------------------------------
   6 months(1)                                              0.57%               0.83%
---------------------------------------------------------------------------------------------
   1 Year                                                   1.38%               1.74%
---------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
---------------------------------------------------------------------------------------------
   3 Years                                                  3.81%               3.98%
---------------------------------------------------------------------------------------------
   Life of Advisor Class                                    3.99%               4.13%(3)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                     PRIME MONEY         PRIME MONEY       90-DAY TREASURY
                                   MARKET (NO CDSC)   MARKET (WITH CDSC)      BILL INDEX
---------------------------------------------------------------------------------------------
C CLASS (INCEPTION 5/7/02)
---------------------------------------------------------------------------------------------
   Life of C Class(1)                  0.24%               -0.51%               0.69%(4)
---------------------------------------------------------------------------------------------

CDSC stands for "contingent deferred sales charge." It's charged to investors if they redeem Prime's C Class shares within 18 months of purchase. The SEC requires that mutual funds provide performance information net of the CDSC in all cases where the charge could be applied. So Prime's "with CDSC" return reflects deduction of the 0.75% maximum CDSC imposed on shares redeemed within the reporting period.

(1)  Returns for periods less than one year are not annualized.

(2)  Since 11/30/93, the date nearest the class's inception for which data are available.

(3)  Since 8/31/98, the date nearest the class's inception for which data are available.

(4)  Since 4/30/02, the date nearest the class's inception for which data are available.

See pages 18-22 for information about share classes, returns, and the comparative index.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                                   AS OF 9/30/02
-------------------------------------------------------------------------------
Net Assets                                        $2.7 billion(1)
-------------------------------------------------------------------------------
                                           9/30/02               3/31/02
-------------------------------------------------------------------------------
Weighted Average
Maturity                                   51 days               77 days
-------------------------------------------------------------------------------
Expense Ratio (for
Investor Class)                            0.61%(2)              0.60%(2)
-------------------------------------------------------------------------------

(1)  Includes all share classes.

(2)  Annualized.

YIELDS AS OF SEPTEMBER 30, 2002
-------------------------------------------------------------------------------
                                                  INVESTOR CLASS
-------------------------------------------------------------------------------
7-Day Current Yield                                   1.32%
-------------------------------------------------------------------------------
7-Day Effective Yield                                 1.32%
-------------------------------------------------------------------------------

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day current yield more closely reflects the current earnings of the fund than the total return.

Investment terms are defined in the Glossary on pages 21-22.

                                                                          -----
                                                                          1

Prime Money Market - Portfolio Commentary

By Denise Tabacco, portfolio manager

PERFORMANCE SUMMARY

Prime Money Market remained one of the better-performing money market funds during the six months ended September 30, 2002. The fund also has a strong long-term track record, consistently ranking in the top quartile  of Lipper
Inc.'s money market funds category (see the previous page and the table below for performance data).

ECONOMIC & MARKET REVIEW

Although money market rates were relatively stable, hovering around their lowest levels in more than a decade, interest rate expectations changed dramatically during the past six months. At the beginning of the period, the U.S. economy appeared to be on track for a healthy recovery following strong growth in the first quarter. As a result, the market began to anticipate an interest rate increase by the Federal Reserve, possibly as early as mid-year.

However, the economy stalled in the second quarter, prompting investors to put off their expectations of a Fed rate hike until later in the year. Economic activity picked up initially in the third quarter but grew weaker as the quarter wore on. In response, investors shifted their expectations to an interest rate cut by the Fed. As if to underscore that possibility, the Fed adopted a policy bias toward lower interest rates in August.

Uncertainty in the financial markets also helped keep money market rates low.
Concerns about corporate accountability, stock market volatility, and a possible war with Iraq boosted demand for the relative safety of short-term securities.

PORTFOLIO STRATEGY

We took advantage of the rate hike expectations early in the period, extending
Prime Money Market's average maturity when yields were temporarily higher. Since then, the fund's average maturity has drifted back toward neutral, reflecting the uncertain interest rate environment.

LIPPER RANKINGS AS OF SEPTEMBER 30, 2002
------------------------------------------------------------------------------------------------
                                          PRIME         LIPPER MONEY MARKET INSTRUMENT FUNDS(2)
                                      MONEY MARKET       AVERAGE RETURN         FUND'S RANKING
------------------------------------------------------------------------------------------------
INVESTOR CLASS (INCEPTION 11/17/93)
------------------------------------------------------------------------------------------------
   6 months(1)                           0.69%               0.52%              84 out of 387
------------------------------------------------------------------------------------------------
   1 Year                                1.63%               1.26%              73 out of 385
------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------------
   3 Years                               4.07%               3.73%              62 out of 328
------------------------------------------------------------------------------------------------
   5 Years                               4.44%               4.12%              52 out of 257
------------------------------------------------------------------------------------------------
   Life of Investor Class                4.71%               4.42%(3)           25 out of 168(3)
------------------------------------------------------------------------------------------------

(1)  Returns for periods less than one year are not annualized.

(2)  According to Lipper Inc., an independent mutual fund ranking service.
     See page 19 for more information about Lipper fund rankings.

(3)  Since 11/30/93, the date nearest the class's inception for which data are available.

Past performance does not guarantee future results.

Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.

                                                                    (continued)

-----
    2

Prime Money Market -  Portfolio Commentary

We cut back on the fund's commercial paper (CP) holdings, from 61% to 49% of the portfolio. Increasingly tight credit standards in the CP market-- combined with corporations taking advantage of low long-term rates to issue bonds instead of short-term paper-- led to what Standard & Poor's called the sharpest contraction of CP issuance in 40 years. Less supply meant lower CP yields. In place of CP, we added more CDs and government agency securities to the portfolio, as well as taxable municipal notes.

OUTLOOK

By September 30, the market had priced in a rate cut before year end. Whether that rate cut materializes or not, we think money market yields will rise in
2003 as the economic recovery picks  up steam again. In the meantime, we intend to maintain our relatively neutral positioning. We may look to add to our commercial paper holdings--issuance has picked up recently as new companies have entered the market.

PORTFOLIO COMPOSITION BY CREDIT RATING
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                           AS OF                 AS OF
                                          9/30/02               3/31/02
-------------------------------------------------------------------------------
A-1+                                        72%                   76%
-------------------------------------------------------------------------------
A-1                                         28%                   24%
-------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources. See Credit
Rating Guidelines on page 20 for more information.

PORTFOLIO COMPOSITION BY MATURITY
-------------------------------------------------------------------------------
                                               % OF FUND INVESTMENTS
-------------------------------------------------------------------------------
                                           AS OF                 AS OF
                                          9/30/02               3/31/02
-------------------------------------------------------------------------------
1-30 days                                   53%                   40%
-------------------------------------------------------------------------------
31-90 days                                  33%                   36%
-------------------------------------------------------------------------------
91-180 days                                  9%                   14%
-------------------------------------------------------------------------------
More than 180 days                           5%                   10%
-------------------------------------------------------------------------------

Investment terms are defined in the Glossary on pages 21-22.

                                                                          -----
                                                                          3

Prime Money Market -  Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                         Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1) -- 49.0%

      $ 42,000,000  Abbey National North America
                    LLC, 1.74%, 12/18/02                          $   41,841,659
--------------------------------------------------------------------------------
        10,000,000  American Family Financial
                    Services, Inc., 1.90%,
                    10/25/02                                           9,987,334
--------------------------------------------------------------------------------
        20,000,000  American Honda Finance,
                    1.73%, 10/22/02                                   19,979,817
--------------------------------------------------------------------------------
        80,000,000  Amstel Funding Corp.,
                    1.80%-2.11%, 10/10/02-
                    1/24/03 (Acquired 4/12/02-
                    7/24/02, Cost $79,223,395)(2)                     79,719,558
--------------------------------------------------------------------------------
        40,000,000  Bayerische Landesbank
                    Girozentrale, 1.99%, 10/18/02                     39,962,410
--------------------------------------------------------------------------------
        58,515,000  Black Forest Funding
                    Corporation, 1.79%-1.94%,
                    10/1/02-1/6/03 (Acquired
                    5/13/02-9/17/02, Cost
                    $58,141,945)(2)                                   58,432,130
--------------------------------------------------------------------------------
        15,000,000  Chevron Transport Corp.,
                    1.74%, 12/10/02 (Acquired
                    9/9/02, Cost $14,933,300)(2)                      14,949,250
--------------------------------------------------------------------------------
        15,000,000  Commerzbank U.S. Finance,
                    1.80%, 10/7/02 (Acquired
                    7/9/02, Cost $14,932,500)(2)                      14,995,500
--------------------------------------------------------------------------------
        10,000,000  Corporate Receivables Corp.,
                    1.74%, 10/31/02 (Acquired
                   9/24/02, Cost $9,982,117)(2)                        9,985,500
--------------------------------------------------------------------------------
        45,000,000  Credit Suisse First Boston
                    USA Inc., 1.77%, 10/16/02
                    (Acquired 9/16/02, Cost
                    $44,935,838)(2)                                   44,966,813
--------------------------------------------------------------------------------
        49,200,000  Crown Point Capital Co.,
                    1.77%-1.79%, 10/16/02-
                    12/4/02 (Acquired 7/10/02-
                    7/25/02, Cost $48,934,100)(2)                     49,114,790
--------------------------------------------------------------------------------
        50,000,000  Dakota Certificates (Citibank),
                    1.80%, 10/3/02 (Acquired
                   7/2/02, Cost $49,767,500)(2)                       49,994,999
--------------------------------------------------------------------------------
        37,400,000  Dexia Delaware LLC, 1.75%,
                    10/3/02-10/28/02                                  37,380,080
--------------------------------------------------------------------------------
       113,250,000  Emerald Notes, 1.74%-1.80%,
                    10/10/02-11/27/02
                    (Acquired 7/10/02-9/19/02,
                    Cost $112,794,075)(2)                            113,059,938
--------------------------------------------------------------------------------
        30,000,000  Fortis Funding LLC, 1.78%,
                    10/4/02 (Acquired 8/30/02,
                    Cost $29,948,083)(2)                              29,995,550
--------------------------------------------------------------------------------
        33,000,000  Fuji Photo Film Finance USA,
                    1.73%, 10/25/02                                   32,961,940
--------------------------------------------------------------------------------
        15,338,000  General Electric Financial
                    Assurance Holdings, 2.04%,
                    10/15/02 (Acquired 4/18/02,
                    Cost $15,181,552)(2)                              15,325,831
--------------------------------------------------------------------------------
        25,000,000  Govco Inc., 1.74%, 12/23/02
                    (Acquired 9/23/02, Cost
                    $24,890,042)(2)                                   24,899,708
--------------------------------------------------------------------------------

Principal Amount                                                         Value
--------------------------------------------------------------------------------

      $ 50,000,000  Halogen Capital Co. LLC,
                    1.79%, 10/11/02 (Acquired
                    7/15/02, Cost $49,781,222)(2)                 $   49,975,139
--------------------------------------------------------------------------------
        55,800,000  ING America Insurance
                    Holdings, 1.70%-1.76%,
                    11/5/02-1/24/03                                   55,578,536
--------------------------------------------------------------------------------
        30,000,000  ING Funding LLC, 1.95%,
                    10/30/02                                          29,952,875
--------------------------------------------------------------------------------
        68,000,000  Lexington Parker Capital,
                    1.70%-2.05%, 10/18/02-
                    1/17/03 (Acquired 4/18/02-
                    9/17/02, Cost $67,645,096)(2)                     67,815,159
--------------------------------------------------------------------------------
        64,000,000  Morgan Stanley Dean Witter
                    & Co., 1.74%-1.76%,
                    11/5/02-11/26/02                                  63,854,073
--------------------------------------------------------------------------------
        80,000,000  Newcastle Certificates,
                    1.74%-1.80%, 10/9/02-
                    10/21/02 (Acquired 7/9/02-
                    9/17/02, Cost $79,748,683)(2)                     79,939,467
--------------------------------------------------------------------------------
        23,000,000  Old Line Funding Corp.,
                    1.71%-1.77%, 10/8/02-
                    11/6/02 (Acquired 8/9/02-
                    9/20/02, Cost $22,938,816)(2)                     22,980,893
--------------------------------------------------------------------------------
        15,000,000  Pemex Capital Inc., 1.94%,
                    10/28/02                                          14,978,175
--------------------------------------------------------------------------------
        30,000,000  Salomon Smith Barney
                    Holdings, 1.73%, 11/15/02                         29,935,125
--------------------------------------------------------------------------------
        47,850,000  SBC International Inc., 1.75%,
                    10/10/02-10/24/02 (Acquired
                    9/5/02-9/20/02,
                    Cost $47,769,804)(2)                              47,812,052
--------------------------------------------------------------------------------
        35,000,000  Spintab-Swedmortgage AB,
                    1.79%-1.81%, 10/7/02-
                    10/10/02                                          34,985,797
--------------------------------------------------------------------------------
        12,000,000  Stadshypotek Deleware, Inc.,
                    1.77%, 10/8/02                                    11,995,870
--------------------------------------------------------------------------------
        70,200,000  Tannehill Capital Co. LLC,
                    1.70%-1.80%, 11/12/02-
                    11/20/02 (Acquired
                    8/14/02-9/13/02, Cost
                    $69,917,880)(2)                                   70,038,020
--------------------------------------------------------------------------------
        14,482,000  Thunder Bay Funding Inc.,
                    1.76%, 10/15/02 (Acquired
                    9/9/02, Cost $14,456,512)(2)                      14,472,088
--------------------------------------------------------------------------------
        20,000,000  UBS Finance (Delaware) Inc.,
                    1.97%, 10/1/02                                    20,000,000
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                             1,301,866,076
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT -- 16.7%

        10,000,000  American Express Centurion
                    Bank, 1.76%, 10/10/02                             10,000,000
--------------------------------------------------------------------------------
        49,000,000  Australia & New Zealand
                    Banking Group, 2.23%,
                    12/19/02                                          49,005,241
--------------------------------------------------------------------------------
        10,000,000  Bayerische Hypo-Und
                    Vereinsbank A.G., 1.84%,
                    10/15/02                                          10,000,114
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

-----
    4

Prime Money Market -  Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $37,000,000  Canadian Imperial Bank of
                    Commerce, 2.39%, 11/20/02                     $   37,008,564
--------------------------------------------------------------------------------
        40,000,000  Chase Manhattan Bank U.S.A.,
                    1.79%, 10/8/02                                    40,000,000
--------------------------------------------------------------------------------
        25,000,000  Citibank, N.A., 1.78%,
                    10/25/02                                          25,000,000
--------------------------------------------------------------------------------
        35,000,000  Deutsche Bank AG, 2.10%,
                    12/16/02                                          35,000,000
--------------------------------------------------------------------------------
        37,000,000  Deutsche Bank AG, 2.05%,
                    12/30/02                                          37,000,000
--------------------------------------------------------------------------------
        50,000,000  First Tennessee Bank, 1.75%,
                    12/9/02                                           50,000,000
--------------------------------------------------------------------------------
        10,000,000  Rabobank Nederland N.V.,
                    2.33%, 1/14/03                                     9,999,164
--------------------------------------------------------------------------------
        29,000,000  State Street Bank & Trust Co.,
                    1.76%, 10/29/02                                   28,999,540
--------------------------------------------------------------------------------
        33,000,000  Wells Fargo Bank, N.A.,
                    1.76%, 12/27/02                                   33,000,000
--------------------------------------------------------------------------------
        50,000,000  Westdeutsche Landesbank
                    Girozentrale, 2.12%, 11/20/02                     50,000,000
--------------------------------------------------------------------------------
        29,000,000  Westdeutsche Landesbank
                    Girozentrale, 2.13%, 7/17/03                      29,000,000
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                        444,012,623
--------------------------------------------------------------------------------

CORPORATE BONDS -- 16.2%

        10,000,000  Bank of America Corp.,
                    7.50%, 10/15/02                                   10,020,357
--------------------------------------------------------------------------------
        50,000,000  Bayerische Hypo-Und
                    Vereinsbank NY, VRN, 1.85%,
                    10/1/02, resets daily off the
                    Federal Funds rate plus
                    0.07% with no caps                                50,000,000
--------------------------------------------------------------------------------
        50,000,000  CXC LLC, VRN, 1.78%,
                    10/1/02, resets monthly off
                    the 1-month LIBOR minus  0.04%
                    with no caps  (Acquired 5/1/02, Cost
                    $50,000,000)(2)                                   50,000,000
--------------------------------------------------------------------------------
         8,000,000  Deutsche Bank AG, VRN,
                    1.84%, 12/18/02, resets
                    quarterly off the Federal  Funds
                    rate plus 0.09% with
                    no caps                                            8,000,000
--------------------------------------------------------------------------------
        25,000,000  Eli Lilly & Co., 4.23%,
                    3/22/03 (Acquired 3/14/02,
                    Cost $25,347,500)(2)                              25,163,754
--------------------------------------------------------------------------------
        17,300,000  General Electric Capital Corp.,
                    7.00%, 2/3/03                                     17,595,712
--------------------------------------------------------------------------------
         5,000,000  KeyBank NA, VRN, 1.78%,
                    10/7/02, resets monthly off
                    the 1-month LIBOR minus
                    0.03% with no caps                                 5,000,000
--------------------------------------------------------------------------------
        37,800,000  Paradigm Funding LLC, VRN,
                    1.79%, 10/1/02, resets
                    monthly off the 1-month
                    LIBOR minus 0.03% with no
                    caps (Acquired 5/29/02,
                    Cost $37,800,000)(2)                              37,800,000
--------------------------------------------------------------------------------

Principal Amount                                                        Value
--------------------------------------------------------------------------------

       $50,000,000  Paradigm Funding LLC, VRN,
                    1.79%, 10/11/02, resets
                    monthly off the 1-month
                    LIBOR minus 0.04% with
                    no caps                                       $   50,000,000
--------------------------------------------------------------------------------
        45,000,000  Salomon Smith Barney
                    Holdings, VRN, 1.79%,
                    10/22/02, resets monthly off the
                    1-month LIBOR minus
                    0.03% with no caps                                45,000,000
--------------------------------------------------------------------------------
         4,150,000  Service Oil, VRN, 1.85%,
                    10/1/02                                            4,150,000
--------------------------------------------------------------------------------
        42,000,000  Toyota Motor Credit Corp.,
                    VRN, 1.78%, 11/7/02, resets
                    quarterly off the 3-month  LIBOR
                    plus 0.01% with no caps                           42,000,000
--------------------------------------------------------------------------------
        50,000,000  Transamerica Asset Funding
                    Corp., VRN, 1.92%, 11/1/02,
                    resets quarterly off the
                    3-month LIBOR plus 0.11%
                    with no caps (Acquired
                    11/9/99, Cost $50,000,000)(2)                     50,000,000
--------------------------------------------------------------------------------
        10,000,000  Two Fifteen Jane Investors
                    LLC, VRN, 2.00%, 10/2/02
                    (Acquired 6/11/02, Cost
                    $10,000,000)(2)                                   10,000,000
--------------------------------------------------------------------------------
        25,000,000  US Bank National Association,
                    VRN, 1.95%, 10/16/02, resets
                    monthly off the 1-month  LIBOR
                    plus 0.125% with no caps                          25,004,468
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                429,734,291
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES -- 12.2%

        20,000,000  FHLB, 2.20%, 1/28/03                              19,997,548
--------------------------------------------------------------------------------
        41,000,000  FHLB, 2.20%, 8/6/03                               41,000,000
--------------------------------------------------------------------------------
        25,000,000  FHLB, 2.125%, 8/13/03                             25,000,000
--------------------------------------------------------------------------------
        20,000,000  FHLB, 2.10%, 9/23/03                              20,000,000
--------------------------------------------------------------------------------
        15,500,000  FHLB, 2.00%, 10/22/03                             15,500,000
--------------------------------------------------------------------------------
        35,000,000  FHLB, VRN, 2.10%, 10/1/02,
                    resets quarterly off the
                    Federal Funds rate plus
                    0.32% with no caps                                35,000,000
--------------------------------------------------------------------------------
        53,000,000  FHLB, VRN, 2.50%, 12/4/02,
                    resets quarterly off the
                    3-month LIBOR plus 0.25%
                    with no caps                                      53,000,000
--------------------------------------------------------------------------------
        40,000,000  FNMA, 2.25%, 1/28/03                              40,001,513
--------------------------------------------------------------------------------
        75,000,000  SLMA MTN, VRN, 1.79%,
                    10/1/02, resets weekly off
                    the 3-month T-Bill rate plus
                    0.15% with no caps                                74,993,569
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES                                                           324,492,630
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

                                                                          -----
                                                                          5

Prime Money Market -  Schedule of Investments

SEPTEMBER 30, 2002 (UNAUDITED)

Principal Amount                                                        Value
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 4.3%

       $10,000,000  Alaska Housing Finance Corp.
                    Rev., Series 2002 B, VRDN,
                    1.85%, 10/3/02 (FSA)                          $   10,000,000
--------------------------------------------------------------------------------
         4,000,000  Michigan State University
                    Rev., Series 2002 B, VRDN,
                    1.80%, 10/2/02                                     4,000,000
--------------------------------------------------------------------------------
         9,625,000  Montgomery County
                    Redevelopment Auth.
                    Multifamily Housing Rev.,
                    Series 2001 A, (Kingswood
                    Apartments), VRDN, 1.80%,
                    10/3/02                                            9,625,000
--------------------------------------------------------------------------------
        20,950,000  New York Housing Finance
                    Agency Rev., Series 2002 B,
                    (900 8th Avenue Housing),
                    VRDN, 1.85%, 10/3/02 (LOC:
                    Keybank N.A.)                                     20,950,000
--------------------------------------------------------------------------------
        15,400,000  New York Housing Finance
                    Agency Rev., Series 2001 B,
                    (Worth Street), VRDN, 1.81%,
                    10/2/02 (LOC: Bayerische
                    Hypo-Und Vereinsbank A.G.)                        15,400,000
--------------------------------------------------------------------------------
         2,000,000  Olathe Industrial Rev.,
                    (Zschoche Family), VRDN,
                    2.00%, 10/3/02 (LOC: U.S.
                    Bank N.A.)                                         2,000,000
--------------------------------------------------------------------------------
         5,000,000  Omaha GO, (Riverfront
                    Redevelopment), VRDN,
                    1.91%, 10/2/02 (AMBAC)                             5,000,000
--------------------------------------------------------------------------------
         5,000,000  Rolla Industrial Development
                    Rev., (Brewer Science Inc.),
                    VRDN, 1.87%, 10/3/02 (LOC:
                    Bank of America N.A.)                              5,000,000
--------------------------------------------------------------------------------
         7,500,000  Roman Catholic Diocese of
                    Raleigh Rev., VRDN, 1.87%,
                    10/3/02 (LOC: Bank of
                    America N.A.)                                      7,500,000
--------------------------------------------------------------------------------
        10,540,000  Sacramento County Pension
                    GO, VRDN, 1.83%, 10/2/02
                    (LOC: Bayerische Landesbank)                      10,540,000
--------------------------------------------------------------------------------
        23,300,000  Santa Rosa Wastewater Rev.,
                    Series 2002 A, VRDN, 1.96%,
                    10/3/02 (LOC: Bayerische
                    Landesbank)                                       23,300,000
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                           113,315,000
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(3) -- 0.9%

        22,654,179  Honda Auto Receivables
                    Owner Trust, Series 2002-3,
                    Class A1 SEQ, 1.82%,
                    8/15/03                                           22,654,179
--------------------------------------------------------------------------------

BANK NOTES -- 0.7%

       $20,000,000  U.S. Bank N.A., 3.45%,
                    10/1/02                                       $   20,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%                                              $2,656,074,799
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FHLB = Federal Home Loan Bank

FNMA = Federal National Mortgage Association

FSA = Financial Security Assurance Inc.

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MTN = Medium Term Note

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

SLMA = Student Loan Marketing Association

VRDN = Variable Rate Demand Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective September 30, 2002.

VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective September 30, 2002.

(1)  The yield to maturity at purchase is indicated.

(2)  Security was purchased under Rule 144A or Section 4(2) of the
     Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
     September 30, 2002, was $1,031,436,139, which represented 38.0% of net assets. Restricted securities considered illiquid represent 1.8% of net assets.

(3)  Final maturity indicated. Expected remaining maturity used for purposes of calculating the weighted average maturity.

See Notes to Financial Statements.

-----
    6

Statement of Assets and Liabilities

SEPTEMBER 30, 2002 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (amortized cost
and cost for federal income tax purposes)                         $2,656,074,799
----------------------------------------------------------------
Cash                                                                  49,000,255
----------------------------------------------------------------
Receivable for capital shares sold                                         8,137
----------------------------------------------------------------
Interest receivable                                                    7,059,563
----------------------------------------------------------------
Prepaid portfolio insurance (Note 2)                                     104,580
--------------------------------------------------------------------------------
                                                                   2,712,247,334
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Accrued management fees (Note 2)                                       1,311,816
----------------------------------------------------------------
Distribution fees payable (Note 2)                                         3,282
----------------------------------------------------------------
Service fees payable (Note 2)                                              3,201
----------------------------------------------------------------
Dividends payable                                                         30,737
----------------------------------------------------------------
Accrued expenses and other liabilities                                    52,065
--------------------------------------------------------------------------------
                                                                       1,401,101
--------------------------------------------------------------------------------

NET ASSETS                                                        $2,710,846,233
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                                   $2,710,846,233
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                        $2,695,095,969
----------------------------------------------------------------
Shares outstanding                                                 2,695,098,756
----------------------------------------------------------------
Net asset value per share                                                  $1.00
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                           $15,260,693
----------------------------------------------------------------
Shares outstanding                                                    15,257,910
----------------------------------------------------------------
Net asset value per share                                                  $1.00
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                                                              $489,571
----------------------------------------------------------------
Shares outstanding                                                       489,567
----------------------------------------------------------------
Net asset value per share                                                  $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          7

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------------------------------------
Interest                                                            $27,479,403
--------------------------------------------------------------------------------

EXPENSES (Note 2):
----------------------------------------------------------------
Management fees                                                       8,131,407
----------------------------------------------------------------
Distribution fees:
----------------------------------------------------------------
  Advisor Class                                                          18,837
----------------------------------------------------------------
  C Class                                                                   944
----------------------------------------------------------------
Service fees:
----------------------------------------------------------------
  Advisor Class                                                          18,837
----------------------------------------------------------------
  C Class                                                                   472
----------------------------------------------------------------
Trustees' fees and expenses                                              52,788
----------------------------------------------------------------
Portfolio insurance and other expenses                                  231,087
--------------------------------------------------------------------------------
                                                                      8,454,372
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                19,025,031
--------------------------------------------------------------------------------

NET REALIZED GAIN ON
INVESTMENT TRANSACTIONS                                                   8,730
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                           $19,033,761
================================================================================

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
    8

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2002 (UNAUDITED) AND  YEARS ENDED MARCH 31, 2002
AND FEBRUARY 28, 2002

                                         SEPTEMBER            MARCH            FEBRUARY
DECREASE IN NET ASSETS                     2002              2002(1)             2002
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income                   $19,025,031        $3,537,295         $92,772,576
----------------------------------
Net realized gain                             8,730               333             456,732
------------------------------------------------------------------------------------------
Net increase in net
assets resulting
from operations                          19,033,761         3,537,628          93,229,308
------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
From net  investment income:
----------------------------------
  Investor Class                       (18,939,053)        (3,522,358)       (92,517,082)
----------------------------------
  Advisor Class                            (84,827)           (14,937)          (255,494)
----------------------------------
  C Class                                   (1,151)              --                 --
----------------------------------
From net realized gains:
----------------------------------
  Investor Class                            (8,678)             (331)            (76,566)
----------------------------------
  Advisor Class                                (50)               (2)               (217)
----------------------------------
  C Class                                       (2)               --                 --
------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                     (19,033,761)        (3,537,628)       (92,849,359)
------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (NOTE 3)
------------------------------------------------------------------------------------------
Net decrease in net
assets from capital
share transactions                     (59,629,665)       (40,047,187)       (73,516,135)
------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS             (59,629,665)       (40,047,187)       (73,136,186)

NET ASSETS
------------------------------------------------------------------------------------------
Beginning of period                  2,770,475,898      2,810,523,085      2,883,659,271
------------------------------------------------------------------------------------------
End of period                       $2,710,846,233     $2,770,475,898     $2,810,523,085
==========================================================================================

(1)  Prime Money Market's fiscal year end was changed from February 28 to March
     31 resulting in a one month reporting period.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          9

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The investment objective of the fund is to earn the highest level of current income while preserving the value of your investment. The following significant accounting policies are in accordance with accounting principles generally accepted in the United States of America. These policies may require the use of estimates by fund management.

MULTIPLE CLASS -- The fund is authorized to issue the following classes of shares: the Investor Class, the Advisor Class, and the C Class. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of  the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Sale of the C Class commenced on May 7, 2002.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value. When such valuations do not reflect current market value, securities may be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME --  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions  that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and distributed monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

                                                                    (continued)

-----
   10

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses  of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.2570% to 0.3700% and the rates for the Complex Fee (Investor Class and C
Class) range from 0.2900% to 0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the six months ended September 30, 2002, the effective annual management fee was 0.59%, 0.34%, and 0.59% for the Investor
Class, Advisor Class, and C Class, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class and a Master
Distribution and Individual Shareholder Services Plan for the C Class
(collectively, the plans), pursuant to Rule 12b-1  of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and 0.50%, respectively, and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's or C Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred in connection with distributing shares of the Advisor Class or C Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class shares. Fees incurred under the plans during the six months ended September 30, 2002, are detailed in the Statement of Operations.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA Insurance Corporation
(MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums to MBIA, which are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., the parent of the trust's investment manager, ACIM, the distributor of  the trust, ACIS, and the trust's transfer agent, American
Century Services Corporation.

                                                                    (continued)

                                                                          -----
                                                                          11

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                                                   SHARES             AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002
--------------------------------------------
Sold                                            1,553,186,683    $1,553,186,683
--------------------------------------------
Issued in reinvestment of distributions            18,530,509        18,530,509
--------------------------------------------
Redeemed                                       (1,632,768,032)   (1,632,768,032)
--------------------------------------------------------------------------------
Net decrease                                      (61,050,840)     $(61,050,840)
================================================================================
PERIOD ENDED MARCH 31, 2002(1)
--------------------------------------------
Sold                                             239,431,715      $239,431,715
--------------------------------------------
Issued in reinvestment of distributions            3,445,232         3,445,232
--------------------------------------------
Redeemed                                        (283,643,500)     (283,643,500)
--------------------------------------------------------------------------------
Net decrease                                     (40,766,553)     $(40,766,553)
================================================================================
YEAR ENDED FEBRUARY 28, 2002
--------------------------------------------
Sold                                            3,294,485,443    $3,294,485,443
--------------------------------------------
Issued in reinvestment of distributions            90,184,664        90,184,664
--------------------------------------------
Redeemed                                       (3,464,009,703)   (3,464,009,703)
--------------------------------------------------------------------------------
Net decrease                                      (79,339,596)     $(79,339,596)
================================================================================

ADVISOR CLASS
--------------------------------------------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2002
--------------------------------------------
Sold                                               8,200,284       $8,200,284
--------------------------------------------
Issued in reinvestment of distributions               84,700           84,700
--------------------------------------------
Redeemed                                          (7,353,376)      (7,353,376)
--------------------------------------------------------------------------------
Net increase                                         931,608         $931,608
================================================================================
PERIOD ENDED MARCH 31, 2002(1)
--------------------------------------------
Sold                                               1,552,306      $1,552,306
--------------------------------------------
Issued in reinvestment of distributions               14,994          14,994
--------------------------------------------
Redeemed                                            (847,934)       (847,934)
--------------------------------------------------------------------------------
Net increase                                         719,366        $719,366
================================================================================
YEAR ENDED FEBRUARY 28, 2002
--------------------------------------------
Sold                                              19,506,528       $19,506,528
--------------------------------------------
Issued in reinvestment of distributions              251,762           251,762
--------------------------------------------
Redeemed                                         (13,934,829)      (13,934,829)
--------------------------------------------------------------------------------
Net increase                                       5,823,461        $5,823,461
================================================================================

C CLASS
--------------------------------------------------------------------------------
PERIOD ENDED SEPTEMBER 30, 2002(2)
--------------------------------------------
Sold                                                985,697        $985,697
--------------------------------------------
Issued in reinvestment of distributions               1,100           1,100
--------------------------------------------
Redeemed                                           (497,230)       (497,230)
--------------------------------------------------------------------------------
Net increase                                        489,567        $489,567
================================================================================

(1)  For the one month period ended March 31, 2002. Prime Money Market's fiscal year end changed from February 28 to March 31 resulting in a one month reporting period.

(2)  May 7, 2002 (commencement of sale) through September 30, 2002.

                                                                    (continued)

-----
   12

Notes to Financial Statements

SEPTEMBER 30, 2002 (UNAUDITED)

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts.

                                                                          -----
                                                                          13

Prime Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended February 28 (except as noted

                                                                 INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------
                            2002(1)       2002(2)        2002          2001         2000(3)        1999          1998
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $1.00         $1.00         $1.00         $1.00         $1.00         $1.00         $1.00
------------------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment Income      0.01          --(4)         0.03          0.06          0.05          0.05          0.05
------------------------------------------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net Investment
  Income                    (0.01)         --(4)        (0.03)        (0.06)        (0.05)        (0.05)        (0.05)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $1.00         $1.00         $1.00         $1.00         $1.00         $1.00         $1.00
========================================================================================================================
  TOTAL RETURN(5)            0.69%         0.13%         3.16%         6.05%         4.92%         5.07%         5.29%

RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets(6)              0.61%(7)      0.60%(7)        0.60%         0.60%         0.60%         0.58%         0.50%
-----------------------
Ratio of Operating
Expenses to Average
Net Assets (Before
Expense Waiver)            0.61%(7)      0.60%(7)        0.60%         0.60%         0.60%         0.60%         0.63%
-----------------------
Ratio of Net Investment
Income to Average
Net Assets(6)              1.38%(7)      1.48%(7)        3.13%         5.88%         4.81%         4.91%         5.17%
-----------------------
Ratio of Net Investment
Income to Average
Net Assets (Before
Expense Waiver)            1.38%(7)      1.48%(7)        3.13%         5.88%         4.81%         4.89%         5.04%
-----------------------
Net Assets,
End of Period
(in thousands)          $2,695,096    $2,756,147    $2,796,914    $2,875,876    $2,921,825    $2,851,880    $1,417,311
------------------------------------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  One month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31 resulting in a one month reporting period.

(3)  Year ended February 29, 2000.

(4)  Per-share amount was less than $0.005.

(5)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(6)  The manager waived a portion of expenses through May 31, 1998.

(7)  Annualized.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
   14

Prime Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended February 28 (except as noted)

                                                     ADVISOR CLASS
----------------------------------------------------------------------------------------------
                           2002(1)     2002(2)      2002        2001       2000(3)     1999(4)
----------------------------------------------------------------------------------------------
PER-SHARE DATA
----------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
----------------------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------
  Net Investment Income     0.01        --(5)       0.03        0.06        0.05        0.02
----------------------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income        (0.01)       --(5)      (0.03)      (0.06)      (0.05)      (0.02)
----------------------------------------------------------------------------------------------
Net Asset Value,
End of Period              $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
==============================================================================================
  TOTAL RETURN(6)           0.57%       0.10%       2.90%       5.79%       4.66%       2.31%

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                0.86%(7)    0.85%(7)      0.85%       0.85%       0.85%     0.85%(7)
-----------------------
Ratio of Net Investment
Income to Average
Net Assets                1.13%(7)    1.23%(7)      2.88%       5.63%       4.56%     4.53%(7)
-----------------------
Net Assets,
End of Period
(in thousands)            $15,261     $14,329     $13,609      $7,784      $4,799      $3,215
----------------------------------------------------------------------------------------------

(1)  Six months ended September 30, 2002 (unaudited).

(2)  One month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31 resulting in a one month reporting period.

(3)  Year ended February 29, 2000.

(4)  August 28, 1998 (commencement of sale) through February 28, 1999.

(5)  Per-share amount was less than $0.005.

(6)  Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(7)  Annualized.

See Notes to Financial Statements. See Glossary for a definition of the table.

                                                                          -----
                                                                          15

Prime Money Market - Financial Highlights

For a Share Outstanding Throughout the Period Indicated

                                                                       C CLASS
--------------------------------------------------------------------------------
                                                                       2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                    $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
  Net Investment Income                                                 --(2)
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------
  From Net Investment Income                                            --(2)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                          $1.00
================================================================================
  TOTAL RETURN(3)                                                        0.24%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                                                  1.36%(4)
--------------------------------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                                  0.61%(4)
--------------------------------------------------------------------
Net Assets, End of Period
(in thousands)                                                            $490
--------------------------------------------------------------------------------

(1)  May 7, 2002 (commencement of sale) through September 30, 2002 (unaudited).

(2)  Per-share amount was less than $0.005.

(3)  Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
     Total returns for periods less than one year are not annualized.

(4)  Annualized.

See Notes to Financial Statements. See Glossary for a definition of the table.

-----
   16

Proxy Voting Results

A special meeting of shareholders was held on August 2, 2002, to vote on the following proposal. The proposal received the required number of votes of the
American Century Investment Trust and was adopted.

A summary of voting results is listed below the proposal.

PROPOSAL:

To elect a Board of Trustees of eight members to hold office until their successors are elected and qualified:

ALBERT EISENSTAT
-------------------------------------------------------------------------------
For:                                                              2,468,301,453
-------------------------------------------------------------------------------
Against:                                                             71,935,190
-------------------------------------------------------------------------------
Abstain:                                                                      0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------
RONALD J. GILSON
-------------------------------------------------------------------------------
For:                                                              2,476,305,634
-------------------------------------------------------------------------------
Against:                                                             63,931,009
-------------------------------------------------------------------------------
Abstain:                                                                      0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------
KATHRYN A. HALL
-------------------------------------------------------------------------------
For:                                                              2,460,615,750
-------------------------------------------------------------------------------
Against:                                                             79,620,893
-------------------------------------------------------------------------------
Abstain:                                                                      0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------
WILLIAM M. LYONS
-------------------------------------------------------------------------------
For:                                                              2,472,132,538
-------------------------------------------------------------------------------
Against:                                                             68,103,072
-------------------------------------------------------------------------------
Abstain:                                                                  1,033
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------
MYRON S. SCHOLES
-------------------------------------------------------------------------------
For:                                                              2,466,615,445
-------------------------------------------------------------------------------
Against:                                                             73,621,198
-------------------------------------------------------------------------------
Abstain:                                                                      0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------
KENNETH E. SCOTT
-------------------------------------------------------------------------------
For:                                                              2,469,862,588
-------------------------------------------------------------------------------
Against:                                                             70,374,055
-------------------------------------------------------------------------------
Abstain:                                                                      0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------
JAMES E. STOWERS III
-------------------------------------------------------------------------------
For:                                                              2,471,597,391
-------------------------------------------------------------------------------
Against:                                                             68,639,252
-------------------------------------------------------------------------------
Abstain:                                                                      0
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------
JEANNE D. WOHLERS
-------------------------------------------------------------------------------
For:                                                              2,472,260,850
-------------------------------------------------------------------------------
Against:                                                             67,974,760
-------------------------------------------------------------------------------
Abstain:                                                                  1,033
-------------------------------------------------------------------------------
Broker Non-Vote:                                                              0
-------------------------------------------------------------------------------

                                                                          -----
                                                                          17

Share Class and Retirement Account Information

SHARE CLASSES

Three classes of shares are authorized for sale by the fund: Investor Class,
Advisor Class, and C Class.

INVESTOR CLASS shares are available for purchase directly from American Century without any commissions or other fees. Investors who buy Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

ADVISOR CLASS shares are sold through banks, broker-dealers, insurance companies, and financial advisors. Advisor Class shares are subject to a 0.50%
Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which
Advisor Class shares are purchased. The total expense ratio of Advisor Class shares is 0.25% higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans or through institutions such as banks, broker-dealers, and insurance companies. C
Class shares are subject to a Rule 12b-1 service and distribution fee of 1.00%
for equity funds and 0.75% for fixed-income funds. 0.25% of that fee is available to pay for individual shareholder and administrative services and the remainder is available to pay for distribution services provided by the financial intermediary through which C Class shares are purchased. The total expense ratio of C Class shares is higher than the total expense ratio of
Investor Class shares by 1.00% for equity funds and 0.75% for fixed-income funds.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA and certain 403(b)
distributions [not eligible for rollover to an IRA or to another  qualified plan] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you do not want us to withhold on this amount, you must notify us not to withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the  withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you do not have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

-----
   18

Background Information

INVESTMENT TEAM LEADERS
---------------------------
PORTFOLIO MANAGER
---------------------------
    Denise Tabacco
---------------------------
CREDIT RESEARCH MANAGER
---------------------------
    Greg Afiesh
---------------------------

INVESTMENT PHILOSOPHY AND POLICIES

American Century offers 28 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds.

The basic structure of each portfolio is tied to a specific benchmark. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

PRIME MONEY MARKET seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

An investment in Prime Money Market is neither insured nor guaranteed by the
FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve  the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

COMPARATIVE INDEX

The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

The 90-DAY TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank.

LIPPER RANKINGS

LIPPER INC. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

The Lipper category for Prime Money Market is: MONEY MARKET INSTRUMENT
FUNDS--funds that intend to maintain a stable net asset value and invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

                                                                    (continued)

                                                                          -----
                                                                          19

Background Information

CREDIT RATING GUIDELINES

Credit ratings are issued by independent research companies such as Standard &
Poor's, Moody's, and Fitch. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common S&P short-term credit ratings and their definitions:

* A-1+:  extremely strong ability to meet financial obligations.

* A-1:  strong ability to meet financial obligations.

* A-2:  satisfactory ability to meet financial obligations.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they  are not absolute standards of quality.

-----
   20

Glossary

AVERAGE ANNUAL RETURNS--the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the fund's "Financial Highlights" on pages 14-16.

ASSET-BACKED SECURITIES--debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans, or mortgages.

CERTIFICATES OF DEPOSIT (CDS)--CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European, and Japanese banks.

COMMERCIAL PAPER (CP)--short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one-  to
50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.

EXPENSE RATIO--the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to
Financial Statements.)

TOTAL RETURN--the overall percentage change in the value of a hypothetical investment in the fund, assuming all of the fund's distributions are reinvested.

U.S. GOVERNMENT AGENCY SECURITIES--debt securities issued by U.S. government agencies (such as the Federal Farm Credit Bank and the Federal Home Loan Bank).
Some agency securities are backed by the full faith and credit of the U.S.
government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years.
Money market funds invest in these securities when they have remaining maturities of 13 months or less.

VARIABLE-RATE NOTES (VRNS)--debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the
90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). VRNs are considered derivatives because they "derive" their interest rates from their designated base rates. However, VRNs are not "risky" derivatives--their behavior is similar to that of their designated base rates. The SEC has recognized this similarity and does not consider VRNs to be inappropriate investments for money market funds.

                                                                    (continued)

                                                                          -----
                                                                          21

Glossary

WEIGHTED AVERAGE MATURITY (WAM)--a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the
WAM, the greater the portfolio's interest rate sensitivity.

YIELD (7-DAY CURRENT)--calculated based on the income generated by an investment in the fund over a seven-day period expressed as an annual percentage rate.

YIELD (7-DAY EFFECTIVE)--calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

FUND CLASSIFICATIONS

Please be aware that a fund's category may change over time. Therefore, it is important that you read the fund's prospectus carefully before investing  to ensure its objectives, policies, and risk potential are consistent with  your needs.

INVESTMENT OBJECTIVE

Each fund's investment objective is stated in its prospectus. The objective typically falls within the following broad categories:

CAPITAL PRESERVATION--taxable and tax-free money market funds for relative stability of principal and liquidity.

INCOME--taxable and tax-free bond funds that can provide current income. They generally offer lower volatility levels than stock funds.

GROWTH & INCOME--funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.

GROWTH--funds with a focus on capital appreciation and long-term growth, generally providing high return potential with correspondingly high price-fluctuation risk.

RISK

The classification of funds by risk  category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

CONSERVATIVE--these funds generally provide lower return potential  with either low or minimal price-fluctuation risk.

MODERATE--these funds generally  provide moderate return potential  with moderate price-fluctuation risk.

AGGRESSIVE--these funds generally provide high return potential with correspondingly high price-fluctuation risk.

                                                                    (continued)

-----
   22

Glossary

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES--breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other payables) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. The net assets divided by shares outstanding is the share price, or net asset value per share. For funds offering multiple classes, this applies for each class of shares. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

STATEMENT OF OPERATIONS--shows how the fund's net assets changed  during the reporting period as a result of the fund's operations. In other words, it shows how much money  the fund made or lost as a result of  dividend and/or interest income, fees and expenses, and investment gains  or losses.

STATEMENT OF CHANGES IN NET ASSETS--shows how the fund's net assets changed over the past two reporting periods. It details how much a fund increased or decreased as a result of operations (as detailed on the Statement of
Operations), income and capital gain distributions, and shareholder investments and redemptions.

FINANCIAL HIGHLIGHTS--itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the fund or share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net investment income as a  percentage of average net assets), expense ratio (operating expenses as  a percentage of average net assets),  and portfolio turnover (a gauge of the fund's trading activity).

                                                                          -----
                                                                          23

Notes

-----
   24

Notes

                                                                          -----
                                                                          25

Notes

-----
   26

[inside back cover]

                            AMERICAN CENTURY FUNDS

-------------------------------------------------------------------------------
GROWTH
-------------------------------------------------------------------------------

AGGRESSIVE RISK

   DOMESTIC EQUITY                       INTERNATIONAL
   Veedot(reg.sm)                        Emerging Markets
   New Opportunities                     International Opportunities
   New Opportunities II                  International Discovery**
   Giftrust(reg.sm)                      International Growth
   Vista                                 Global Growth
   Heritage
   Growth                                SPECIALTY
   Ultra(reg.sm)                         Technology
   Select                                Life Sciences

-------------------------------------------------------------------------------
GROWTH AND INCOME
-------------------------------------------------------------------------------

MODERATE RISK

   ASSET ALLOCATION                      DOMESTIC EQUITY
   Balanced                              Equity Growth
   Strategic Allocation: Aggressive      Equity Index
   Strategic Allocation: Moderate        Large Company Value
   Strategic Allocation: Conservative    Tax-Managed Value
                                         Income & Growth
   SPECIALTY                             Value
   Global Gold                           Equity Income
   Global Natural Resources**
   Real Estate
   Utilities

AGGRESSIVE RISK

   DOMESTIC EQUITY
   Small Cap Quantitative
   Small Cap Value**

-------------------------------------------------------------------------------
INCOME
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Ginnie Mae                            CA Intermediate-Term Tax-Free
   Inflation-Adjusted Bond               AZ Municipal Bond
   Short-Term Government                 FL Municipal Bond
                                         Tax-Free Bond
                                         CA Limited-Term Tax-Free

MODERATE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Government Bond                       CA Long-Term Tax-Free
   Target 2005*
   Diversified Bond

AGGRESSIVE RISK

   TAXABLE BONDS                         TAX-FREE BONDS
   Target 2030*                          CA High-Yield Municipal
   Target 2025*                          High-Yield Municipal
   Target 2020*
   Target 2015*
   Target 2010*
   High-Yield
   International Bond

-------------------------------------------------------------------------------
CAPITAL PRESERVATION
-------------------------------------------------------------------------------

CONSERVATIVE RISK

   TAXABLE MONEY MARKETS                 TAX-FREE MONEY MARKETS
   Prime Money Market                    FL Municipal Money Market
   Government Agency Money Market        CA Tax-Free Money Market
   Capital Preservation                  Tax-Free Money Market
   Premium Money Market

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.
Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs. For a definition of fund categories, see the Glossary.

*While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in
 December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

**These funds are closed to new investors.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                      PRSRT STD
P.O. Box 419200                                               U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                    AMERICAN CENTURY
                                                                  COMPANIES

0211                                  American Century Investment Services, Inc.
SH-SAN-31279S                      (c)2002 American Century Services Corporation